                                 GREAT  HALL(R)

                             INVESTMENT FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2003

                                Great Hall Logo

                            Prime Money Market Fund
                       U.S. Government Money Market Fund
                           Tax-Free Money Market Fund
                     Institutional Prime Money Market Fund
                    Institutional Tax-Free Money Market Fund

                                    Contents

Statements of Assets and Liabilities      2
Statements of Operations                  3
Statements of Changes in Net Assets       4
Notes to Financial Statements             6
Schedules of Investments in Securities:
  Prime Money Market Fund                 12
  U.S. Government Money Market Fund       16
  Tax-Free Money Market Fund              17
  Institutional Prime Money Market Fund   28
  Institutional Tax-Free Money Market
    Fund                                  30
Notes to Investments in Securities        36

                          GREAT HALL INVESTMENT FUNDS
--------------------------------------------------------------------------------
[RAYE KANZENBACH PHOTO]
Raye Kanzenbach, CFA

                     To Our Shareholders:

                     I am pleased to present the January 31, 2003 Semi-Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds. This report contains a statement of each Fund's financial condition as of January 31, 2003, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six-month period.

                     Short-term interest rates have declined by about 0.50% since the beginning of the Funds' fiscal year on August 1 due to the Federal Reserve's cut in the fed funds rate (the rate at which banks lend each other money overnight) from 1.75% to 1.25% in November. The Fed made this move to try to boost the economy's lackluster growth. This brought the fed funds rate to its lowest level since 1958. In general, interest rates on money market instruments also dropped in a commensurate fashion, which of course has resulted in lower yields on the Great Hall Money Market Funds.

Federal Reserve Chairman Alan Greenspan has stated that he believes that the economy will recover without additional monetary policy stimulus, but that if it doesn't, the Fed will consider further reductions in short-term interest rates.

Each of these Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. We continue to invest in only high quality securities for the Great Hall funds.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principles and high degree of care that you have come to expect from us.
Sincerely,

/s/ RAYE KANZENBACH
Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds

                     GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2003

                                       PRIME        U.S. GOVERNMENT     TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                       MONEY             MONEY           MONEY          MONEY            MONEY
                                    MARKET FUND       MARKET FUND     MARKET FUND    MARKET FUND      MARKET FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value
  (note 2), (amortized cost
  $8,242,468,098; $1,048,040,886;
  $956,107,845; $517,517,445 and
  $225,246,873, respectively)      $8,242,468,098   $1,048,040,886    $956,107,845   $517,517,445    $225,246,873
Cash in bank on demand deposit              5,726            4,597          11,815          4,655          64,009
Accrued interest receivable            19,519,349        2,397,700       1,848,646      1,176,497         376,116
                                   --------------   --------------    ------------   ------------    ------------
Total assets                        8,261,993,173    1,050,443,183     957,968,306    518,698,597     225,686,998
                                   --------------   --------------    ------------   ------------    ------------
LIABILITIES:
Accrued investment advisory fee         2,922,976          331,192         411,535        103,583          49,484
Other accrued expenses                  3,433,562          584,126         129,380        171,563         159,321
                                   --------------   --------------    ------------   ------------    ------------
Total liabilities                       6,356,538          915,318         540,915        275,146         208,805
                                   --------------   --------------    ------------   ------------    ------------
Net assets applicable to
  outstanding capital stock        $8,255,636,635   $1,049,527,865    $957,427,391   $518,423,451    $225,478,193
                                   ==============   ==============    ============   ============    ============
NET ASSETS REPRESENTED BY:
Capital stock -- authorized 100
  billion shares of $.01 par
  value for each Fund,
  outstanding 8,255,636,635;
  1,049,527,865 and 957,427,391
  shares, respectively             $   82,556,366   $   10,495,279    $  9,574,274   $         --    $         --
Capital stock -- authorized 10
  billion shares of $.01 par
  value for each Fund,
  outstanding 518,423,451 and
  225,478,193 shares,
  respectively                                 --               --              --      5,184,235       2,254,782
Additional paid-in capital          8,173,080,269    1,039,032,586     947,853,117    513,239,216     223,223,411
                                   --------------   --------------    ------------   ------------    ------------
    Total -- representing net
      assets applicable to
      outstanding capital stock    $8,255,636,635   $1,049,527,865    $957,427,391   $518,423,451    $225,478,193
                                   ==============   ==============    ============   ============    ============
Net asset value per share of
  outstanding capital stock        $         1.00   $         1.00    $       1.00           1.00    $       1.00
                                   ==============   ==============    ============   ============    ============
INVESTOR SHARE CLASS:
Net Assets                         $8,183,548,262
Shares outstanding                  8,183,548,262
Net asset value per share of
  outstanding capital stock        $         1.00
                                   ==============
RESERVE SHARE CLASS:
Net Assets                         $   72,088,373
Shares outstanding                     72,088,373
Net asset value per share of
  outstanding capital stock        $         1.00
                                   ==============

                See accompanying notes to financial statements.

                     GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2003

                                          PRIME      U.S. GOVERNMENT     TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                          MONEY           MONEY           MONEY          MONEY            MONEY
                                       MARKET FUND     MARKET FUND     MARKET FUND    MARKET FUND      MARKET FUND
--------------------------------------------------------------------------------------------------------------------
INCOME:
Interest                               $73,664,504     $8,838,097      $  6,619,808    $4,293,390      $1,570,118
                                       -----------     ----------      ------------    ----------      ----------
EXPENSES (NOTE 4):
Investment advisory fee                 17,950,660      2,033,674         2,410,847       626,881         286,317
Distribution fee (12b-1) Reserve
  Share Class                               78,799          6,839                --
Administrative services fee Investor
  Share Class                           10,525,980      1,355,767         1,201,057
  Reserve Share Class                       78,799          6,839                --
Custodian fees                              83,000         14,400            14,000         8,500           5,750
Accounting and transfer agent fees                                                         15,700          18,800
  Investor Share Class                      86,500         26,000            32,500
  Reserve Share Class                        9,000          6,500                --
Sub-accounting fees                                                                         6,424           2,294
  Investor Share Class                   7,246,788        389,162           221,788
  Reserve Share Class                       96,258            945                --
Reports to shareholders                  2,063,330        141,756            63,500         3,000             600
Directors' fees                             14,000         12,500            12,000        12,000          12,000
Audit and legal fees                       173,000         28,400             4,500        11,500          13,000
Registration fees                                                                          61,757          52,259
  Investor Share Class                     730,244        113,970            93,827
  Reserve Share Class                       41,340          8,109                --
Administrative                              37,500          7,050             1,800         1,300             600
Other expenses                             100,550         39,500            43,815         5,197           1,200
                                       -----------     ----------      ------------    ----------      ----------
Total expenses                          39,315,748      4,191,411         4,099,634       752,259         392,820
Less expenses waived or absorbed by
  Adviser                               (9,106,770)      (313,677)       (1,147,443)           --              --
                                       -----------     ----------      ------------    ----------      ----------
Net expenses                            30,208,978      3,877,734         2,952,191       752,259         392,820
                                       -----------     ----------      ------------    ----------      ----------
Net investment income                   43,455,526      4,960,363         3,667,617     3,541,131       1,177,298
Net increase in net assets resulting
  from operations                      $43,455,526     $4,960,363      $  3,667,617    $3,541,131      $1,177,298
                                       ===========     ==========      ============    ==========      ==========

                See accompanying notes to financial statements.

                     GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 PRIME                           U.S. GOVERNMENT
                                                           MONEY MARKET FUND                    MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
                                                      SIX-MONTH                            SIX-MONTH
                                                    PERIOD ENDED                          PERIOD ENDED
                                                     JANUARY 31,        YEAR ENDED        JANUARY 31,        YEAR ENDED
                                                        2003             JULY 31,             2003            JULY 31,
                                                     (UNAUDITED)           2002           (UNAUDITED)           2002
-------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations
  Net investment income                            $    43,455,526    $   110,475,718    $    4,960,363    $   11,858,663
  Net increase in unrealized depreciation on
    investments                                                 --          4,455,891                --                --
                                                   ---------------    ---------------    --------------    --------------
  Net increase in net assets resulting from
    operations                                          43,455,526        114,931,609         4,960,363        11,858,663
                                                   ---------------    ---------------    --------------    --------------
Distributions to shareholders from Investment
  income -- net
    Investor Share Class                               (43,226,756)      (110,425,474)       (4,940,108)      (11,844,096)
    Reserve Share Class                                   (228,770)           (50,244)          (20,255)          (14,567)
                                                   ---------------    ---------------    --------------    --------------
Total distributions to shareholders                    (43,455,526)      (110,475,718)       (4,960,363)      (11,858,663)
                                                   ---------------    ---------------    --------------    --------------
Capital share transactions at net asset value
  of $1.00 per share
    Proceeds from sales
      Investor Share Class                           1,750,106,491      5,829,067,475       351,984,033     1,075,991,558
      Reserve Share Class                               53,852,962         50,788,756         4,948,069        13,530,231
    Shares issued for reinvestment of
      distributions:
      Investor Share Class                              43,226,756        110,425,474         4,940,108        11,844,096
      Reserve Share Class                                  228,770             50,244            20,255            14,567
    Payment for shares redeemed
      Investor Share Class                          (2,134,684,098)    (2,700,569,571)     (395,304,020)     (462,395,244)
      Reserve Share Class                              (28,902,235)        (3,930,124)      (17,728,483)         (784,651)
                                                   ---------------    ---------------    --------------    --------------
  Increase/(decrease) in net assets from
    capital share transactions                        (316,171,354)     3,285,832,254       (51,140,038)      638,200,557
                                                   ---------------    ---------------    --------------    --------------
Total increase/(decrease) in net assets               (316,171,354)     3,290,288,145       (51,140,038)      638,200,557
                                                   ---------------    ---------------    --------------    --------------
Net assets at beginning of period                    8,571,807,989      5,281,519,844     1,100,667,903       462,467,346
                                                   ---------------    ---------------    --------------    --------------
Net assets at end of period                        $ 8,255,636,635    $ 8,571,807,989    $1,049,527,865    $1,100,667,903
                                                   ===============    ===============    ==============    ==============

                See accompanying notes to financial statements.

                     GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         TAX-FREE                   INSTITUTIONAL PRIME           INSTITUTIONAL TAX-FREE
                                    MONEY MARKET FUND                MONEY MARKET FUND               MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
                                SIX-MONTH                        SIX-MONTH                       SIX-MONTH
                              PERIOD ENDED                     PERIOD ENDED                    PERIOD ENDED
                               JANUARY 31,      YEAR ENDED      JANUARY 31,     YEAR ENDED      JANUARY 31,     YEAR ENDED
                                  2003           JULY 31,          2003          JULY 31,          2003          JULY 31,
                               (UNAUDITED)         2002         (UNAUDITED)        2002         (UNAUDITED)        2002
----------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET
  ASSETS:
Operations
  Net investment income       $   3,667,617   $    7,372,450   $   3,541,131   $   9,201,115   $   1,177,298   $   2,002,995
                              -------------   --------------   -------------   -------------   -------------   -------------
  Net increase in net assets
    resulting from
    operations                    3,667,617        7,372,450       3,541,131       9,201,115       1,177,298       2,002,995
                              -------------   --------------   -------------   -------------   -------------   -------------
Distributions to
  shareholders from
  Investment income -- net       (3,667,617)      (7,372,450)     (3,541,131)     (9,201,115)     (1,177,298)     (2,002,995)
                              -------------   --------------   -------------   -------------   -------------   -------------
    Total distributions to
      shareholders               (3,667,617)      (7,372,450)     (3,541,131)     (9,201,115)     (1,177,298)     (2,002,995)
                              -------------   --------------   -------------   -------------   -------------   -------------
Capital share transactions
  at net asset value of
  $1.00 per share
    Proceeds from sales         515,871,000    1,129,913,400     446,695,840     665,023,570     228,378,709     272,687,854
    Shares issued for
      reinvestment of
      distributions               3,667,617        7,372,450       3,541,131       9,201,115       1,177,298       2,002,995
    Payment for shares
      redeemed                 (471,184,811)    (718,145,115)   (381,013,856)   (590,617,323)   (197,253,227)   (253,370,482)
                              -------------   --------------   -------------   -------------   -------------   -------------
  Increase in net assets
    from capital share
    transactions                 48,353,806      419,140,735      69,223,115      83,607,362      32,302,780      21,320,367
                              -------------   --------------   -------------   -------------   -------------   -------------
Total increase in net assets     48,353,806      419,140,735      69,223,115      83,607,362      32,302,780      21,320,367
                              -------------   --------------   -------------   -------------   -------------   -------------
Net assets at beginning of
  period                        909,073,585      489,932,850     449,200,336     365,592,974     193,175,413     171,855,046
                              -------------   --------------   -------------   -------------   -------------   -------------
Net assets at end of period   $ 957,427,391   $  909,073,585   $ 518,423,451   $ 449,200,336   $ 225,478,193   $ 193,175,413
                              =============   ==============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

   Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: the Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds (the Funds). The initially offered class for the Prime, U.S. Government, and Tax-Free Money Market Funds is referred to as the Investor Share Class. Effective July 30, 2001, these Funds were authorized to offer an additional class of shares, referred to as the Reserve Share Class. As of January 31, 2003, the Prime Money Market Fund is the only fund that offers both share classes. Effective October 31, 2002, the U.S. Government Money Market Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares. The two classes of shares differ principally in their respective service and distribution expenses and arrangements. Both classes have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The significant accounting policies followed by the Funds are as follows:

   INVESTMENTS IN SECURITIES
   Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share.

   Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

   USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   FEDERAL TAXES
   The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

   INCOME AND EXPENSE RECOGNITION
   Interest income is accrued daily and is determined on the basis of interest or discount earned on short-term investments. Estimated expenses are accrued daily.

   Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative portion of net assets of each class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

   DISTRIBUTIONS TO SHAREHOLDERS
   Distributions to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the Funds at net asset value or paid in cash.

   REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures in place for all agreements to ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3. INVESTMENT SECURITY TRANSACTIONS

   Cost of purchases and proceeds from sales of securities from August 1, 2002 to January 31, 2003 were as follows:

                                    PURCHASES      SALES PROCEEDS
    --------------------------------------------------------------
    Prime Fund                   $21,168,493,948   $21,482,478,794
    U.S. Government Fund           3,619,241,945     3,671,153,060
    Tax-Free Fund                  1,090,616,039     1,040,899,392
    Institutional Prime Fund       2,115,770,155     2,046,209,986
    Institutional Tax-Free Fund      352,690,505       320,066,130

4. FEES AND EXPENSES

   The Company has entered into an investment advisory agreement with Voyageur Asset Management Inc. (VAM),

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

   a wholly-owned subsidiary of RBC Dain Rauscher Corp., under which VAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay VAM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets.

   Each of the five Funds has entered into sub-accounting agreements with affiliate RBC Dain Rauscher Inc. (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $24 per shareholder account plus certain out-of-pocket expenses. Each class of shares in the Prime, U.S. Government, and Tax-Free Money Market Funds also pays an administrative services fee of 0.25% of net assets per annum, effective June 1, 2002, for administrative services provided by VAM.

   Each of the Prime, U.S. Government, and Tax-Free Money Market Funds has adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act with respect to its Reserve Share Class. Under the Plan of Distribution, each Reserve Share Class pays DRI an annual fee of 0.25% of average daily net assets of any outstanding shares which is accrued daily and paid monthly.

   VAM has entered into a contractual expense limitation agreement with the Prime, U.S. Government, and Tax-Free Money Market Funds under which it will waive and/or reimburse certain expenses associated with operating the respective Fund through November 30, 2003 in order to limit the Fund's total operating expenses for the Prime Money Market Fund -- Investor Share Class, Prime Money Market Fund -- Reserve Share Class, U.S. Government Money Market Fund -- Investor Share Class, and Tax-Free Money Market Fund -- Investor Share Class to an annual rate of 0.71%, 1.00%, 0.71% and 0.62%, respectively, of the average daily net assets of the relevant class. Pursuant to this arrangement, VAM's contractual obligation to waive and/or reimburse expenses is limited to 0.25% per annum of the respective Fund's average daily net assets. VAM may voluntarily waive and/or reimburse additional Fund operating expenses from time to time. Any such voluntary program may be changed or eliminated at any time without notice. Expenses waived in the current year include administrative services and distribution fees.

   In addition to the investment advisory fee and the shareholder account servicing fee, and the administrative services and Rule 12b-1 fees applicable to certain Funds, each Fund is responsible for paying other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

   Legal fees and expenses of $64,191 for the period ended January 31, 2003 were paid to a law firm of which the Secretary of the Funds is a partner.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                    PRIME MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                  SIX-MONTH          SIX-MONTH
                                 PERIOD ENDED       PERIOD ENDED      YEAR ENDED       PERIOD FROM
                               JANUARY 31, 2003   JANUARY 31, 2003     JULY 31,      MARCH 1, 2002(2)
                                 (UNAUDITED)        (UNAUDITED)         2002(1)      TO JULY 31, 2002
                               ----------------   ----------------   -------------   ----------------      YEAR ENDED JULY 31,
                                INVESTOR SHARE     RESERVE SHARE       INVESTOR       RESERVE SHARE     -------------------------
                                    CLASS              CLASS          SHARE CLASS         CLASS          2001     2000      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $ 1.00             $ 1.00           $ 1.00            $ 1.00        $ 1.00   $  1.00   $ 1.00
                                    ------             ------           ------            ------        ------   -------   ------
Net investment income                 0.01               0.01             0.02              0.01          0.05      0.05     0.05
Distributions from net
 investment income                   (0.01)             (0.01)           (0.02)            (0.01)        (0.05)    (0.05)   (0.05)
                                    ------             ------           ------            ------        ------   -------   ------
Net asset value, end of
 period                             $ 1.00             $ 1.00           $ 1.00            $ 1.00        $ 1.00   $  1.00   $ 1.00
                                    ======             ======           ======            ======        ======   =======   ======
Total return                           0.5%               0.4%             1.7%              0.4%          5.1%      5.3%     4.6%
Net assets, end of period
 (millions)                         $8,184             $   72           $8,524            $   48        $5,282   $44,852   $4,523
Ratio of net expenses to
 average net assets(3)                0.71%(4)           1.00%(4)         0.69%             1.00%(4)      0.62%     0.63%    0.61%
Ratio of net investment
 income to average net
 assets(3)                            1.03%(4)           0.74%(4)         1.66%             0.94%(4)      5.11%     5.32%    4.62%

(1)Prior to March 1, 2002, the only publicly offered class was the Investor Share Class.
(2)Commencement of operations.
(3)Various fees and expenses were waived or absorbed in both share classes by VAM for the Prime Money Market Fund during the respective periods ended July 31, 2002 and January 31, 2003. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.73%/1.61% for the Investor Share Class and 1.84%/0.10% for the Reserve Share Class for the period ended July 31, 2002, and 0.92%/0.82% for the Investor Share Class and 1.50%/0.24% for the Reserve Share Class for the period ended January 31, 2003.
(4)Figures were adjusted to an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                SIX-MONTH         THREE-MONTH
                               PERIOD ENDED       PERIOD ENDED                          PERIOD FROM
                             JANUARY 31, 2003   OCTOBER 31, 2002      YEAR ENDED      MARCH 1, 2002(2)
                              (UNAUDITED)(1)     (UNAUDITED)(1)    JULY 31, 2002(1)   TO JULY 31, 2002
                             ----------------   ----------------   ----------------   ----------------     YEAR ENDED JULY 31,
                              INVESTOR SHARE     RESERVE SHARE      INVESTOR SHARE     RESERVE SHARE     ------------------------
                                  CLASS              CLASS              CLASS              CLASS          2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                        $ 1.00             $ 1.00             $ 1.00             $ 1.00        $ 1.00   $1.000   $ 1.00
                                  ------             ------             ------             ------        ------   ------   ------
Net investment income               0.01               0.01               0.02               0.01          0.05     0.05     0.05
Distributions from net
 investment income                 (0.01)             (0.01)             (0.02)             (0.01)        (0.05)   (0.05)   (0.05)
                                  ------             ------             ------             ------        ------   ------   ------
Net asset value, end of
 period                           $ 1.00             $ 1.00             $ 1.00             $ 1.00        $ 1.00   $ 1.00   $ 1.00
                                  ======             ======             ======             ======        ======   ======   ======
Total return                         0.5%               0.2%               1.6%               0.3%          4.9%     5.2%     4.5%
Net assets, end of period
 (millions)                       $1,050             $4,050             $1,088             $   13        $  462   $  267   $ 2717
Ratio of net expenses to
 average net assets(3)              0.71%(4)           1.00%(4)           0.57%              1.00%(4)      0.54%    0.57%    0.59%
Ratio of net investment
 income to average net
 assets(3)                          0.92%(4)           0.75%(4)           1.60%              0.83%(4)      4.88%    5.22%    4.50%

(1)Prior to March 1, 2002, the only publicly offered class was the Investor Share Class. Effective October 31, 2002, the Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares.
(2)Commencement of operations.
(3)Various fees and expenses were waived or absorbed in both share classes by VAM for the U.S. Government Money Market Fund during the respective periods ended July 31, 2002, October 31, 2002 and January 31, 2003. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.59%/1.58% for the Investor Share Class and 2.79%/(0.97%) for the Reserve Class for the period ended July 31, 2002, and 1.50%/0.25% for the Reserve Share Class for the period ended October 31, 2002 and 0.77%/0.86% for the Investor Share Class for the period ended January 31, 2003.
(4)Figures were adjusted to an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                                             SIX-MONTH
                                                            PERIOD ENDED              YEAR ENDED JULY 31,
                                                          JANUARY 31, 2003    ------------------------------------
                                                            (UNAUDITED)        2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00         $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                               ------         ------    ------    ------    ------
Net investment income                                            0.01           0.01      0.03      0.03      0.03
Distributions from net investment income                        (0.01)         (0.01)    (0.03)    (0.03)    (0.03)
                                                               ------         ------    ------    ------    ------
Net asset value, end of period                                 $ 1.00         $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                               ======         ======    ======    ======    ======
Total return                                                     0.4%           1.1%      3.1%      3.2%      2.7%
Net assets, end of period (millions)                           $  957         $  909    $  490    $  426    $  497
Ratio of net expenses to average net assets(1)                  0.61%(2)       0.59%     0.59%     0.59%     0.59%
Ratio of net investment income to average net
  assets(1)                                                     0.77%(2)       1.08%     3.07%     3.16%     2.65%

(1)Various fees and expenses were waived or absorbed by VAM for the Tax-Free Money Market Fund during the respective periods ended July 31, 2002 and January 31, 2003. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.65%/1.02% for the period ended July 31, 2002 and 0.85%/0.53% for the period ended January 31, 2003.
(2)Figures were adjusted to an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  INSTITUTIONAL PRIME MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
                                                        SIX-MONTH
                                                       PERIOD ENDED
                                                     JANUARY 31, 2003                 YEAR ENDED JULY 31,
                                                     ----------------      ------------------------------------------
                                                       (UNAUDITED)          2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 1.00           $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------           ------      ------      ------      ------
Net investment income                                       0.01             0.02        0.06        0.06        0.05
Distributions from net investment income                   (0.01)           (0.02)      (0.06)      (0.06)      (0.05)
                                                          ------           ------      ------      ------      ------
Net asset value, end of period                            $ 1.00           $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======           ======      ======      ======      ======
Total return                                                 0.7%             2.2%        5.5%        5.7%        4.9%
Net assets, end of period (millions)                      $  518           $  449      $  366      $  382      $  310
Ratio of net expenses to average net assets                 0.30%(1)         0.30%       0.31%       0.32%       0.34%
Ratio of net investment income to average net
  assets                                                    1.42%(1)         2.17%       5.52%       5.68%       4.85%

(1)Adjusted to an annual basis.

                                                           INSTITUTIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
                                           SIX-MONTH
                                          PERIOD ENDED
                                        JANUARY 31, 2003           YEAR ENDED JULY 31,                 PERIOD FROM
                                        ----------------      ------------------------------      SEPTEMBER 23, 1998(1)
                                          (UNAUDITED)          2002        2001        2000         TO JULY 31, 1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 1.00           $ 1.00      $ 1.00      $ 1.00             $ 1.00
                                             ------           ------      ------      ------             ------
Net investment income                          0.01             0.01        0.03        0.03               0.03
Distributions from net investment
  income                                      (0.01)           (0.01)      (0.03)      (0.03)             (0.03)
                                             ------           ------      ------      ------             ------
Net asset value, end of period               $ 1.00           $ 1.00      $ 1.00      $ 1.00             $ 1.00
                                             ======           ======      ======      ======             ======
Total return                                    0.5%             1.4%        3.3%        3.4%               2.5%
Net assets, end of period (millions)         $  225           $  193      $  172      $  159             $   53
Ratio of net expenses to average net
  assets(2)                                    0.34%(3)         0.36%       0.39%       0.39%              0.30%(3)
Ratio of net investment income to
  average net assets(2)                        1.04%(3)         1.42%       3.32%       3.49%              2.79%(3)

(1)Commencement of operations.

(2)Various fees and expenses were waived or absorbed by VAM for the Institutional Tax-Free Money Market Fund during the period ended July 31, 1999 and year ended July 31, 2000. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.55%/2.54% for the period ended July 31, 1999, and 0.44%/3.44% for the year ended July 31, 2000.

(3)Adjusted to an annualized basis.

                See accompanying notes to financial statements.

                            PRIME MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2003
--------------------------------------------------------------------------------

                                   MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)        YIELD      DATE         AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.16%):
-----------------------------------------------------------------------------
AEROSPACE (0.44%)
General Dynamics
 Corporation              1.23%    5/20/2003   $ 36,250,000(c) $   36,116,238
                                                               --------------
AGRICULTURAL (2.48%)
Archer Daniels Midland
 Company                  1.67%     2/4/2003     20,000,000(c)     19,997,217
Archer Daniels Midland
 Company                  1.74%    2/13/2003     22,680,000(c)     22,666,846
Archer Daniels Midland
 Company                  1.32%    2/24/2003     22,300,000(c)     22,281,194
Cargill Inc.              1.30%    2/10/2003     25,000,000(c)     24,991,875
Cargill Inc.              1.31%    2/14/2003     50,000,000(c)     49,976,347
Cargill Inc.              1.32%    2/21/2003     40,330,000(c)     40,301,119
Cargill Inc.              1.26%    5/16/2003     25,000,000(c)     24,909,000
                                                               --------------
                                                                  205,123,598
                                                               --------------
BANKS -- DOMESTIC (14.45%)
Bank of New York          1.72%     8/7/2003     50,000,000        49,997,448
Bank One N.A.             1.49%    9/17/2003     46,000,000(d)     46,037,190
Comerica Bank N.A.,
 Detroit                  2.30%    2/10/2003     20,000,000        20,000,000
Comerica Bank N.A.,
 Detroit                  2.61%    5/13/2003     40,000,000        39,998,907
First Tennessee Bank
 N.A.                     1.32%    2/10/2003     47,000,000        47,000,000
First Tennessee Bank
 N.A.                     1.35%    2/26/2003     60,000,000        60,000,000
First Tennessee Bank
 N.A.                     1.36%    10/6/2003     50,000,000(d)     50,000,000
Harris Trust & Savings    1.25%    4/29/2003     60,000,000        60,000,000
Marshall & Ilsley         1.75%   12/15/2003     90,000,000(d)     92,733,748
National City Bank,
 Cleveland                1.26%    4/25/2003     60,000,000        60,000,689
National City Bank,
 Cleveland                1.24%    4/28/2003     50,000,000        50,000,000
Regions Bank N.A.,
 Birmingham               1.31%    3/11/2003     70,000,000        70,000,000
Regions Bank N.A.,
 Birmingham               1.31%    3/25/2003     60,000,000        60,000,000
River Fuel Trust, LOC:
 Bank of New York         1.35%    2/20/2003     39,683,000        39,654,726

                                   MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)        YIELD      DATE         AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
BANKS -- DOMESTIC (CONTINUED)
Southtrust Bank N.A.,
 Birmingham               1.71%    3/31/2003   $ 50,000,000    $   50,000,000
Southtrust Bank N.A.,
 Birmingham               1.28%    7/16/2003     38,200,000        38,200,000
State Street Bank &
 Trust Company            1.33%     3/6/2003     45,000,000        45,000,411
State Street Bank &
 Trust Company            1.32%    3/11/2003     70,000,000        70,000,736
Suntrust Bank, Atlanta    1.27%    4/11/2003     65,000,000        64,998,758
U.S. Bank N.A.,
 Minneapolis              1.30%     4/3/2003     50,000,000        50,000,000
U.S. Bank N.A.,
 Minneapolis              1.30%     4/9/2003     35,000,000        35,000,000
Wells Fargo & Company     1.31%    2/28/2003     30,000,000        30,000,000
Wells Fargo & Company     1.24%    3/28/2003     64,000,000        63,999,016
                                                               --------------
                                                                1,192,621,629
                                                               --------------
BANKS -- OTHER (25.24%)
Abbey National Treasury
 Services                 1.32%    2/27/2003     70,000,000        70,000,000
ABN-AMRO                  1.29%     4/7/2003     85,000,000        84,802,021
ABN-AMRO                  1.28%    4/15/2003     25,000,000        24,935,365
ABN-AMRO                  1.25%    4/23/2003     75,000,000        74,789,062
Bank of Nova Scotia       1.33%    2/21/2003     50,000,000        50,000,138
Bank of Nova Scotia       1.33%     3/7/2003     70,000,000        70,000,000
Bank of Nova Scotia       1.30%     4/7/2003     35,000,000        34,917,847
Barclays Bank             1.32%    2/24/2003     80,000,000        80,000,000
Barclays Bank             1.33%    3/10/2003     40,000,000        40,000,000
Barclays Bank             1.28%    4/15/2003     50,000,000        50,000,000
Bayerische Landesbank     1.25%    3/28/2003     50,000,000        50,000,762
BNP Paribas Finance       1.30%    2/11/2003     70,000,000        69,974,722
BNP Paribas Finance       1.66%    2/18/2003     20,425,000        20,431,748
BNP Paribas Finance       1.72%     8/5/2003     70,000,000        70,003,536
Canadian Imperial Bank    1.35%    2/25/2003     50,000,000        50,000,166
Canadian Imperial Bank    2.74%    3/17/2003     50,000,000        49,998,514
Canadian Imperial Bank    1.30%    4/14/2003     50,000,000        50,000,498
Credit Suisse First
 Boston                   1.37%    10/8/2003     70,000,000        70,000,000
Deutsche Bank             1.30%     4/7/2003     50,000,000(d)     50,000,000
Dexia Delaware LLC        1.50%     2/5/2003     50,000,000        49,991,667
Dexia Delaware LLC        1.33%     3/6/2003     50,000,000        49,939,042

              See accompanying notes to investments in securities.

                            PRIME MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                   MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)        YIELD      DATE         AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
BANKS -- OTHER (CONTINUED)
Dresdner Bank             2.54%    4/11/2003   $ 84,000,000    $   84,035,924
HBOS Treasury Services    1.52%     2/3/2003     40,350,000        40,346,593
HBOS Treasury Services    1.54%     2/4/2003     62,025,000        62,017,040
HBOS Treasury Services    1.33%    3/12/2003     70,000,000        69,899,142
Lloyds TSB Bank           1.33%    3/12/2003     65,000,000        65,000,351
Lloyds TSB Bank           1.25%    4/24/2003     80,000,000        80,000,000
Northern Rock PLC         1.33%    2/14/2003     24,000,000        23,988,473
Northern Rock PLC         1.33%    3/14/2003     35,000,000        34,946,985
Northern Rock PLC         1.30%    4/17/2003     13,950,000        13,912,219
Royal Bank of Scotland    1.27%    3/10/2003      5,250,000         5,243,147
Royal Bank of Scotland    1.24%    4/28/2003     80,000,000        80,000,000
Societe Generale Bank     1.51%     2/4/2003     45,000,000        44,994,338
Societe Generale Bank     1.32%    2/26/2003     60,000,000        59,945,000
Societe Generale Bank     1.33%     3/6/2003     70,000,000        69,914,658
UBS Finance Inc.          1.29%     2/5/2003     70,000,000        69,989,967
Westdeutsche Landesbank   1.32%    2/27/2003     50,000,000(c)     49,952,333
Westdeutsche Landesbank   1.26%    4/22/2003     70,000,000        70,000,000
                                                               --------------
                                                                2,083,971,258
                                                               --------------
CONGLOMERATES (0.24%)
Brown-Forman Corporation  1.29%    2/11/2003     20,000,000(c)     19,992,833
                                                               --------------
DATA SYSTEMS (0.58%)
IBM Corporation           1.37%     9/8/2003     47,800,000(d)     47,796,688
                                                               --------------
FINANCIAL -- AUTO (3.07%)
American Honda Finance    1.27%     4/8/2003     50,000,000        49,883,583
American Honda Finance    1.27%    4/10/2003     50,000,000        49,880,056
American Honda Finance    1.28%    4/21/2003     40,000,000        39,887,644
Toyota Motor Credit
 Corporation              1.32%    2/10/2003     39,000,000(c)     38,987,130
Toyota Motor Credit
 Corporation              1.26%     3/3/2003     75,000,000(c)     74,921,250
                                                               --------------
                                                                  253,559,663
                                                               --------------
FINANCIAL -- DIVERSIFIED BUSINESS (7.34%)
American Express Credit
 Corporation              1.31%    2/20/2003     44,050,000        44,019,544
American Express Credit
 Corporation              1.25%    3/26/2003     31,360,000        31,302,289

                                   MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)        YIELD      DATE         AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS (CONTINUED)
American Express Credit
 Corporation              1.28%     4/8/2003   $ 50,000,000    $   49,882,667
Citigroup                 1.25%    4/24/2003     70,000,000        69,800,694
General Electric Capital
 Corporation              1.59%     2/5/2003     32,940,000        32,934,181
Goldman Sachs Group       1.54%     2/4/2003     50,000,000(d)     50,000,000
Goldman Sachs Group       1.68%    2/14/2003     42,800,000        42,774,035
Merrill Lynch & Company   2.58%    2/11/2003      7,075,000         7,083,688
Merrill Lynch & Company   2.48%    2/12/2003     40,000,000        40,042,535
Merrill Lynch & Company   1.54%    4/30/2003     45,000,000(d)     45,024,942
Merrill Lynch & Company   1.56%    1/14/2004     25,000,000(d)     25,037,803
Morgan Stanley            1.32%     3/4/2003     31,950,000        31,913,684
Morgan Stanley            1.57%     4/7/2003     50,000,000(d)     50,017,688
Morgan Stanley            1.30%    4/10/2003     46,650,000        46,535,448
Morgan Stanley            1.26%    4/25/2003     40,000,000        39,883,800
                                                               --------------
                                                                  606,252,998
                                                               --------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (21.23%)
Asset Securitization
 Cooperative Corporation  1.33%    2/25/2003     30,000,000(c)     29,973,400
Asset Securitization
 Cooperative Corporation  1.27%    3/13/2003     50,000,000(c)     49,929,444
Barton Capital
 Corporation              1.28%     3/5/2003     30,000,000(c)     29,965,867
Barton Capital
 Corporation              1.28%    3/13/2003     60,840,000(c)     60,753,472
Barton Capital
 Corporation              1.27%    3/21/2003     49,107,000(c)     49,023,845
CXC LLC                   1.32%    2/25/2003     40,000,000(c)     39,964,800
CXC LLC                   1.26%    4/10/2003     75,000,000(c)     74,821,500
Ciesco LP                 1.27%    3/18/2003    100,000,000        99,841,250
Delaware Funding
 Corporation              1.55%     2/7/2003     60,000,000(c)     59,984,500
Delaware Funding
 Corporation              1.26%    2/27/2003     58,000,000(c)     57,947,220

              See accompanying notes to investments in securities.

                            PRIME MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                   MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)        YIELD      DATE         AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Edison Asset
 Securitization           1.35%    2/12/2003   $ 92,199,000(c) $   92,160,968
Edison Asset
 Securitization           1.69%    2/13/2003     30,000,000(c)     29,983,100
Edison Asset
 Securitization           1.25%    4/21/2003     57,547,000(c)     57,389,145
Enterprise Funding
 Corporation              1.28%    3/14/2003     48,929,000(c)     48,857,672
Enterprise Funding
 Corporation              1.32%    3/19/2003     49,277,000(c)     49,193,886
Enterprise Funding
 Corporation              1.26%    3/21/2003     35,000,000(c)     34,941,200
Enterprise Funding
 Corporation              1.27%    3/24/2003     32,794,000(c)     32,734,998
Falcon Asset
 Securitization           1.35%     2/7/2003     50,055,000(c)     50,043,738
Falcon Asset
 Securitization           1.33%    3/17/2003     38,600,000(c)     38,537,254
Fleet Funding
 Corporation              1.34%    2/20/2003     27,085,000(c)     27,065,845
Fleet Funding
 Corporation              1.26%    4/23/2003     50,000,000(c)     49,858,250
Liberty Street Funding    1.36%    2/10/2003     20,043,000(c)     20,036,185
Liberty Street Funding    1.30%     4/4/2003     30,000,000(c)     29,932,833
Park Avenue Receivables
 Corporation              1.33%    2/14/2003     60,496,000(c)     60,466,945
Preferred Receivables
 Funding Corporation      1.33%     3/4/2003     50,000,000(c)     49,942,736
Quincy Capital
 Corporation              1.33%    3/17/2003     80,000,000(c)     79,869,956
Quincy Capital
 Corporation              1.28%    4/16/2003     50,000,000(c)     49,868,444
Receivables Capital
 Corporation              1.32%    3/19/2003     63,219,000(c)     63,112,371
Triple A One Funding
 Corporation              1.33%     2/6/2003     70,000,000(c)     69,987,069
Triple A One Funding
 Corporation              1.30%     3/3/2003      5,500,000(c)      5,494,042

                                   MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)        YIELD      DATE         AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Triple A One Funding
 Corporation              1.28%    4/10/2003   $  9,225,000(c) $    9,202,696
Variable Funding
 Corporation              1.33%     3/3/2003     45,000,000(c)     44,950,125
Variable Funding
 Corporation              1.27%     3/7/2003     50,000,000(c)     49,940,028
Windmill Funding
 Corporation              1.35%     2/6/2003     50,000,000(c)     49,990,625
Windmill Funding
 Corporation              1.29%    2/19/2003     21,200,000(c)     21,186,326
Windmill Funding
 Corporation              1.33%    2/25/2003     35,820,000(c)     35,788,240
Windmill Funding
 Corporation              1.33%     3/3/2003     50,000,000(c)     49,944,583
                                                               --------------
                                                                1,752,684,558
                                                               --------------
FOOD AND BEVERAGE (2.39%)
Alcon Capital
 Corporation              1.31%    2/13/2003     80,000,000(c)     79,965,067
Alcon Capital
 Corporation              1.33%    2/28/2003     80,000,000(c)     79,920,200
Nestle Capital
 Corporation              1.28%    2/24/2003     37,200,000(c)     37,169,579
                                                               --------------
                                                                  197,054,846
                                                               --------------
FOREST PRODUCTS (0.58%)
Kimberly-Clark
 Corporation              1.25%     4/4/2003     47,600,000(c)     47,497,528
                                                               --------------
GOVERNMENT -- DOMESTIC (7.53%)
Federal Home Loan Bank    1.75%   11/10/2003     70,000,000        70,000,000
Federal Home Loan Bank    1.50%   12/16/2003     50,000,000        50,000,000
Federal Home Loan
 Mortgage Corporation     1.24%    4/17/2003     70,000,000        69,819,167
Federal National
 Mortgage Association     1.28%    2/11/2003     32,300,000        32,288,516
Federal National
 Mortgage Association     1.25%    2/19/2003    100,000,000        99,937,500
Federal National
 Mortgage Association     1.31%    2/19/2003     45,000,000(d)     44,999,917

              See accompanying notes to investments in securities.

                            PRIME MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                   MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)        YIELD      DATE         AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
GOVERNMENT -- DOMESTIC (CONTINUED)
Federal National
 Mortgage Association     1.28%    2/26/2003   $ 84,000,000    $   83,925,625
Federal National
 Mortgage Association     1.28%    3/12/2003     25,000,000        24,965,333
Federal National
 Mortgage Association     1.25%     4/2/2003     76,024,000        75,866,250
Federal National
 Mortgage Association     1.25%     4/9/2003     70,000,000        69,837,804
                                                               --------------
                                                                  621,640,112
                                                               --------------
INSURANCE (1.48%)
Allstate Corporation      1.30%     2/3/2003      1,350,000(c)      1,349,902
AIG Funding Inc.          1.23%    4/22/2003     59,000,000        58,838,733
Prudential Funding LLC    1.27%    3/27/2003     40,570,000        40,492,714
Prudential Funding LLC    1.28%    4/23/2003     21,700,000        21,637,504
                                                               --------------
                                                                  122,318,853
                                                               --------------
MANUFACTURING (2.44%)
Minnesota Mining &
 Manufacturing            1.56%   12/12/2003    100,000,000(d)    103,536,577
Paccar Financial
 Corporation              1.30%    2/18/2003     40,200,000        40,175,322
Paccar Financial
 Corporation              1.45%   11/17/2003     40,000,000(d)     40,024,752
Stanley Works             1.32%     2/3/2003     18,000,000(c)     17,998,680
                                                               --------------
                                                                  201,735,331
                                                               --------------
MEDICAL SUPPLIES (0.97%)
Becton Dickinson and
 Company                  1.31%     2/3/2003     50,000,000        49,996,361
Becton Dickinson and
 Company                  1.55%     2/5/2003     30,000,000        29,994,833
                                                               --------------
                                                                   79,991,194
                                                               --------------
OIL SERVICES (0.36%)
ChevronTexaco
 Corporation              1.75%    2/18/2003     30,000,000(c)     29,975,208
                                                               --------------

                                   MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)        YIELD      DATE         AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
PHARMACEUTICAL (6.17%)
Bayer Corporation         1.27%    4/15/2003   $ 85,000,000(c) $   84,781,101
Eli Lily & Company        2.82%    3/22/2003    100,000,000(d)    100,186,603
GlaxoSmithKline Finance   1.23%     4/2/2003     60,000,000(c)     59,877,000
Novartis Finance
 Corporation              1.65%    2/21/2003     43,150,000(c)     43,110,446
Pfizer Inc.               1.55%     2/6/2003     50,000,000(c)     49,989,236
Schering Corporation      1.67%     2/7/2003     35,000,000        34,990,258
Schering Corporation      1.30%    3/14/2003     50,000,000        49,925,972
Schering Corporation      1.25%    3/20/2003     25,000,000        24,959,201
Schering Corporation      1.26%    3/24/2003     35,000,000        34,937,525
Schering Corporation      1.27%    4/16/2003     26,475,000        26,405,886
                                                               --------------
                                                                  509,163,228
                                                               --------------
PRINTING & PUBLISHING (0.35%)
R.R. Donnelley & Sons     1.28%     4/2/2003     28,900,000(c)     28,838,347
                                                               --------------
UTILITIES -- TELEPHONE (1.82%)
Bellsouth Corporation     2.70%    4/26/2003    100,000,000(d)    100,319,085
SBC Communications Inc.   1.33%    2/20/2003     50,000,000(c)     49,964,903
                                                               --------------
                                                                  150,283,988
-----------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations
 (amortized cost: $8,186,618,098)                              $8,186,618,098
-----------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.68%):
New York City G.O., FGIC
 Insured                  1.52%     2/3/2003     10,450,000        10,450,000
New York City G.O., FGIC
 Insured                  1.62%     2/3/2003      7,900,000         7,900,000
New York City G.O., FGIC
 Insured                  1.35%     3/5/2003     37,500,000        37,500,000
-----------------------------------------------------------------------------
Total Taxable Municipals (amortized cost: $55,850,000)         $   55,850,000
-----------------------------------------------------------------------------
Total Investments in Securities (amortized cost:
 $8,242,468,098) (b)                                           $8,242,468,098
-----------------------------------------------------------------------------

              See accompanying notes to investments in securities.

                       U.S. GOVERNMENT MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2003
--------------------------------------------------------------------------------

                                    MATURITY     PRINCIPAL         MARKET
NAME OF ISSUER (F)         YIELD      DATE        AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GOVERNMENT & AGENCIES SECURITIES (99.86%):
-----------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (35.97%)
                           1.24%    2/12/2003   $33,200,000    $   33,187,421
                           1.67%    2/14/2003    13,580,000        13,595,852
                           1.20%    2/21/2003    21,915,000        21,900,390
                           1.27%    2/26/2003    30,300,000        30,273,277
                           1.27%    3/19/2003     9,780,000         9,764,129
                           1.21%    3/21/2003    22,800,000        22,763,216
                           1.22%     4/2/2003    26,650,000        26,595,812
                           1.23%    4/11/2003    54,950,000        54,820,455
                           1.23%    4/16/2003    41,360,000        41,255,258
                           1.20%    4/21/2003    28,890,000        28,813,923
                           1.22%    4/23/2003    21,000,000        20,942,355
                           1.73%    4/25/2003    12,550,000        12,628,458
                           1.30%    5/27/2003     2,000,000         2,028,939
                           1.33%    6/13/2003       800,000           803,026
                           1.72%    8/15/2003    10,000,000        10,127,065
                           1.75%    8/15/2003     1,000,000         1,027,083
                           1.39%    12/8/2003    26,980,000        26,988,142
                           1.52%   12/16/2003    20,000,000        19,998,369
                                                               --------------
                                                                  377,513,170
                                                               --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (38.05%)
                           1.25%     2/4/2003    38,190,000        38,186,022
                           1.25%     2/7/2003     7,750,000         7,748,391
                           1.25%    2/11/2003    29,800,000        29,789,514
                           1.26%    2/13/2003    21,060,000        21,051,190
                           1.41%    2/15/2003    30,000,000        30,060,496
                           1.25%    2/20/2003    30,000,000        29,980,208
                           1.69%    2/27/2003    30,000,000        29,963,383
                           1.23%     3/7/2003    10,720,000        10,707,547
                           1.22%    3/11/2003    18,900,000        18,875,661

                                    MATURITY     PRINCIPAL         MARKET
NAME OF ISSUER (F)         YIELD      DATE        AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GOVERNMENT & AGENCIES SECURITIES (CONTINUED)
-----------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                           1.20%    3/25/2003   $25,280,000    $   25,236,181
                           1.24%    4/10/2003    31,693,000        31,618,768
                           1.24%    4/14/2003    23,800,000        23,740,976
                           1.24%    4/17/2003    35,945,000        35,852,142
                           1.21%    4/24/2003    25,000,000        24,931,097
                           1.24%     5/2/2003    40,820,000        40,693,836
                           1.36%    7/15/2003       935,000           953,381
                                                               --------------
                                                                  399,388,792
                                                               --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (25.84%)
                           1.22%     2/5/2003    47,904,000        47,896,837
                           1.32%     2/7/2003    12,803,000        12,800,183
                           1.67%    2/14/2003    16,128,000        16,146,826
                           1.25%    2/19/2003    34,880,000        34,852,794
                           1.31%    2/19/2003    25,000,000(d)     24,999,954
                           1.27%     3/5/2003     9,500,000         9,489,276
                           1.21%    3/12/2003    37,460,000        37,411,099
                           1.25%    3/26/2003    19,770,000        19,733,618
                           1.22%     4/2/2003     7,195,000         7,180,370
                           1.25%     4/9/2003    14,700,000        14,665,939
                           1.25%    4/30/2003    40,000,000        39,877,778
                           1.36%    8/15/2003     6,000,000         6,084,250
                                                               --------------
                                                                  271,138,924
-----------------------------------------------------------------------------
Total Government & Agencies Securities
 (amortized cost: $1,048,040,886)                              $1,048,040,886
-----------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $1,048,040,886) (b)                          $1,048,040,886
-----------------------------------------------------------------------------

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2003
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ALABAMA (2.31%)
City of Birmingham, AMBAC
 Insured                     1.15%    10/1/2015   $ 2,400,000(e) $  2,400,000
Mobile Industrial
 Development Board (Dock &
 Wharf), LOC Bayerische
 Landesbank                  1.10%     6/1/2032    10,100,000(e)   10,100,000
Mobile Industrial
 Development Board (Dock &
 Wharf), LOC Wachovia Bank   1.15%     6/1/2032     6,265,000(e)    6,265,000
University Hospital
 Revenue, AMBAC Insured      1.10%     9/1/2031     3,400,000(e)    3,400,000
                                                                 ------------
                                                                   22,165,000
                                                                 ------------
ALASKA (0.04%)
Valdez Marine Terminal
 Revenue, Guaranty:
 ExxonMobil Corporation      1.25%    12/1/2033       400,000(e)      400,000
                                                                 ------------
ARIZONA (3.27%)
Apache County IDR, LOC
 Toronto Dominion Bank       1.15%   12/15/2018    11,600,000(e)   11,600,000
Glendale IDA Senior Living
 Facilities Revenue
 (Friendship Retirement
 Project), LOC Wells Fargo   1.15%    12/1/2014     1,110,000(e)    1,110,000
Phoenix IDA MFHR (Del Mar
 Terrace), Guaranty: FHLMC   1.15%    10/1/2029     3,000,000(e)    3,000,000
Scottsdale IDA Hospital
 Revenue, AMBAC Insured      1.10%     9/1/2022     2,200,000(e)    2,200,000
Tucson IDA (La Entrada
 Apartments Project),
 Guaranty: FNMA              1.15%    7/15/2031     2,750,000(e)    2,750,000
University of Arizona Main
 Campus, AMBAC Insured       1.15%     6/1/2025     7,200,000(e)    7,200,000
University of Arizona
 Revenue, FSA Insured        1.45%     6/1/2003     3,425,000       3,442,303
                                                                 ------------
                                                                   31,302,303
                                                                 ------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
CALIFORNIA (0.26%)
Irvine Improvement Bond,
 LOC Bank of America         1.20%     9/2/2025   $   200,000(e) $    200,000
Irvine Ranch Water
 District, LOC Landesbank
 Hessen-Thuringen            1.20%   11/15/2013       900,000(e)      900,000
Irvine Ranch Water
 District, LOC Toronto
 Dominion                    1.20%     8/1/2016       800,000(e)      800,000
State Infrastructure and
 Economy, AMBAC Insured      1.25%     4/1/2042       600,000(e)      600,000
                                                                 ------------
                                                                    2,500,000
                                                                 ------------
COLORADO (2.85%)
Adams County IDR, LOC
 Citigroup                   1.15%    11/1/2008     3,400,000(e)    3,400,000
Aurora Centertech Metro
 District, LOC BNP Paribas   1.55%    12/1/2003     1,000,000       1,000,000
Douglas County MFHR (Autumn
 Chase), Guaranty: FHLMC     1.15%    12/1/2029     3,900,000(e)    3,900,000
Interstate South Metro
 District, LOC BNP Paribas   1.90%    11/1/2003     3,230,000       3,230,000
Jefferson County Revenue,
 LOC Wells Fargo             1.15%     6/1/2010     1,530,000(e)    1,530,000
NBC Metropolitan District
 GO, LOC U.S. Bank           1.55%    12/1/2003     2,110,000       2,110,000
Pinery West Metro District,
 LOC U.S. Bank               1.30%    11/1/2003     7,400,000       7,400,000
State Education & Cultural
 Facilities Authority
 Revenue, LOC Wells Fargo    1.15%     1/1/2021     1,520,000(e)    1,520,000
State Health Facilities
 Authority, LOC MBIA         1.10%    5/15/2020       102,000(e)      102,000

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COLORADO (CONTINUED)
State Health Facilities
 Authority (Visiting
 Nurses), LOC Wells Fargo    1.35%     7/1/2022   $   850,000(e) $    850,000
Willow Trace Metro
 District, LOC U.S. Bank     1.55%    12/1/2003     2,290,000       2,290,000
                                                                 ------------
                                                                   27,332,000
                                                                 ------------
CONNECTICUT (0.52%)
State Housing Finance
 Authority, AMBAC Insured    0.96%   11/15/2028     5,000,000(e)    5,000,000
                                                                 ------------
DISTRICT OF COLUMBIA (0.47%)
District Revenue Pooled
 Loan, LOC Bank of America   1.15%     1/1/2029     4,545,000(e)    4,545,000
                                                                 ------------
FLORIDA (8.05%)
Alachua County Health
 Facilities Authority, MBIA
 Insured                     1.11%    12/1/2026     5,300,000(e)    5,300,000
Collier County Health
 Facilities Authority, LOC
 Wachovia Bank               1.15%    12/1/2024     6,100,000(e)    6,100,000
Dade County Aviation
 Revenue, LOC JP Morgan
 Chase                       1.15%    10/1/2009     1,700,000(e)    1,700,000
Dade County IDA Revenue
 (Dolphins Stadium), LOC
 Societe Generale            1.15%     1/1/2016     2,600,000(e)    2,600,000
Jacksonville Health
 Facilities Authority
 Hospital Revenue, MBIA
 Insured                     1.15%    8/15/2019     4,400,000(e)    4,400,000
Lakeland Energy System
 Revenue, LOC Toronto
 Dominion                    1.15%    10/1/2035     1,100,000(e)    1,100,000
Miami Health Facilities
 Authority (Mercy
 Hospital), LOC Bank of
 America                     1.15%     8/1/2020     6,835,000(e)    6,835,000

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
FLORIDA (CONTINUED)
Orange County School Board,
 AMBAC Insured               1.25%     8/1/2025   $   300,000(e) $    300,000
Palm Beach County Housing
 Finance Development
 Authority MFHR (Mahogany),
 Guaranty: Credit Suisse
 First Boston                1.15%    11/1/2007     3,000,000(e)    3,000,000
Pasco County Water & Sewer
 Revenue, FSA Insured        1.49%    10/1/2003     3,500,000       3,557,548
Pinellas County Education
 Facilities Authority, LOC
 Wachovia Bank               1.00%    3/10/2003     1,300,000       1,300,000
St. John's County Housing
 Finance Authority, FNMA
 Collateralized              1.15%    2/15/2028    11,600,000(e)   11,600,000
St. John's County IDA
 Health Care (Glenmoor
 Project), Guaranty:
 LaSalle Bank                1.15%     1/1/2007     4,400,000(e)    4,400,000
State Housing Financial
 Agency, FHMLC
 Collateralized              1.07%     7/1/2007       470,000(e)      470,000
State Municipal Power
 Agency, LOC Wachovia Bank   1.00%    3/10/2003     9,400,000       9,400,000
State Municipal Power
 Agency, LOC Wachovia Bank   0.95%    2/10/2003    10,000,000      10,000,000
West Orange Health District
 Revenue, LOC Suntrust Bank  1.15%     2/1/2022     5,000,000(e)    5,000,000
                                                                 ------------
                                                                   77,062,548
                                                                 ------------

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GEORGIA (5.12%)
Clayton County Housing
 Authority, FNMA
 Collateralized              1.15%     9/1/2026   $ 5,800,000(e) $  5,800,000
DeKalb County Development
 Authority Revenue (Metro
 Atlanta YMCA Project), LOC
 Wachovia Bank               1.15%     6/1/2020     1,000,000(e)    1,000,000
DeKalb Private Hospital
 Authority, LOC SunTrust
 Bank                        1.15%    12/1/2017     1,500,000(e)    1,500,000
DeKalb Private Hospital
 Authority, LOC SunTrust
 Bank                        1.15%     3/1/2024     2,100,000(e)    2,100,000
DeKalb Private Hospital
 Authority (Children's
 Health Care Project), LOC
 SunTrust Bank               1.15%    12/1/2028     2,200,000(e)    2,200,000
Marietta Housing Authority
 MFHR, FNMA Collateralized   1.15%     7/1/2024     9,825,000(e)    9,825,000
Marietta Housing Authority
 MFHR (Summit), FNMA
 Collateralized              1.15%    5/15/2007     5,300,000(e)    5,300,000
Metropolitan Atlanta Rapid
 Transit, LOC Westdeutsche
 Landesbank                  1.05%     7/1/2025    11,345,000(e)   11,345,000
Savannah Downtown Revenue
 Authority, LOC Wachovia
 Bank                        1.15%    10/1/2007     6,000,000(e)    6,000,000
State Municipal Electric
 Authority, FSA Insured      1.05%     1/1/2016     4,000,000(e)    4,000,000
                                                                 ------------
                                                                   49,070,000
                                                                 ------------
ILLINOIS (6.72%)
City of Chicago Tender
 Notes, LOC Landesbank
 Hessen-Thuringen            1.28%    12/4/2003     7,000,000       7,000,000
City of Elmhurst Revenue,
 LOC Dexia CLF               1.15%     7/1/2018     9,665,000(e)    9,665,000

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ILLINOIS (CONTINUED)
City of Galesburg Revenue
 (Knox College), LOC
 LaSalle Bank                1.15%     7/1/2024   $ 2,000,000(e) $  2,000,000
City of Galesburg Revenue
 (Knox College), LOC
 LaSalle Bank                1.23%     3/1/2031     4,200,000(e)    4,200,000
Metropolitan Pier & Expo
 Authority, AMBAC Insured    1.45%     6/1/2003     1,500,000       1,523,471
State Development Finance
 Authority (A.E. Staley
 Manufacturing), LOC UBS AG  1.10%    12/1/2005     1,600,000(e)    1,600,000
State Development Finance
 Authority (Aurora Center),
 LOC Northern Trust Company  1.15%     4/1/2024     4,300,000(e)    4,300,000
State Development Finance
 Authority (Chicago), LOC
 Bank of America             1.50%     6/1/2031     2,000,000(e)    2,000,000
State Development Finance
 Authority (Council for
 Jewish Elderly), LOC
 LaSalle Bank                1.15%     3/1/2015     2,000,000(e)    2,000,000
State Development Finance
 Authority (Lake Forest),
 LOC Northern Trust Company  1.15%    12/1/2024     1,000,000(e)    1,000,000
State Development Finance
 Authority Pollution
 Control, LOC Bank One       1.20%     9/1/2008     4,000,000(e)    4,000,000
State Development Finance
 Authority Pollution
 Control (Amoco Oil), LOC
 UBS AG                      1.30%    11/1/2012     1,100,000(e)    1,100,000
State Health Facilities
 Authority (Resurrection
 Health), FSA Insured        1.15%    5/15/2029     6,300,000(e)    6,300,000
State Health Facilities
 Authority Revenue, AMBAC
 Insured                     1.14%    8/15/2029     2,000,000(e)    2,000,000

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ILLINOIS (CONTINUED)
State Health Facilities
 Authority Revenue, LOC
 U.S. Bank                   1.20%     3/1/2031   $ 3,000,000(e) $  3,000,000
State Toll Highway Priority
 Revenue, MBIA Insured       1.10%     1/1/2010     9,100,000(e)    9,100,000
State Toll Highway Revenue,
 FSA Insured                 1.20%     1/1/2017     3,500,000(e)    3,500,000
                                                                 ------------
                                                                   64,288,471
                                                                 ------------
INDIANA (1.62%)
State Bond Bank, AMBAC
 Insured                     2.10%     2/1/2003     1,085,000       1,085,000
State Health Facilities
 Finance Authority (Capital
 Access Pool), LOC Comerica
 Bank                        1.15%     1/1/2012       700,000(e)      700,000
State Health Facilities
 Finance Authority, LOC
 Comerica Bank               1.15%     4/1/2012     2,740,000(e)    2,740,000
State Health Facilities
 Finance Authority, LOC
 Comerica Bank               1.15%     1/1/2016     2,700,000(e)    2,700,000
State Health Facilities
 Finance Authority, LOC
 U.S. Bank                   1.20%     1/1/2022       365,000(e)      365,000
State Municipal Power
 Agency, LOC Toronto
 Dominion                    1.15%     1/1/2018     7,900,000(e)    7,900,000
                                                                 ------------
                                                                   15,490,000
                                                                 ------------
IOWA (5.69%)
State Finance Authority,
 MBIA Insured                1.10%    8/15/2012     4,800,000(e)    4,800,000
State Finance Authority
 Revenue (Burlington
 Medical Center), FSA
 Insured                     1.35%     6/1/2027       100,000(e)      100,000
State Finance Authority
 Revenue (Diocese Of Sioux
 City), LOC Wells Fargo      1.15%     3/1/2019     3,300,000(e)    3,300,000

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
IOWA (CONTINUED)
State Finance Authority
 Revenue (Museum
 Facilities), LOC Wells
 Fargo                       1.15%     5/1/2012   $ 4,900,000(e) $  4,900,000
State Finance Authority
 Revenue (Private
 Colleges), LOC U.S. Bank    1.35%     7/1/2031     1,300,000(e)    1,300,000
State Finance Authority
 Revenue (Small Business
 Development), Guaranty:
 DuPont de Nemours           1.15%    11/1/2015     1,800,000(e)    1,800,000
State Finance Authority
 Revenue (YMCA &
 Rehabilitation Center),
 LOC Bank of America         1.20%     4/1/2025     2,985,000(e)    2,985,000
State Higher Education Loan
 Authority Revenue, LOC
 LaSalle Bank                1.30%    11/1/2030       615,000(e)      615,000
State Higher Education Loan
 Authority Revenue, LOC
 Wells Fargo Bank            1.15%    10/1/2009     7,095,000(e)    7,095,000
State Higher Education Loan
 Authority Revenue, LOC
 Wells Fargo Bank            1.15%    11/1/2016     3,600,000(e)    3,600,000
State Higher Education Loan
 Authority Revenue (Palmer
 Chiropractic), LOC LaSalle
 Bank                        1.15%     4/1/2027    10,850,000(e)   10,850,000
State School Cash
 Anticipation Program, FSA
 Insured                     1.65%    6/20/2003     6,500,000       6,526,782
Webster County Education,
 LOC Wells Fargo Bank        1.15%     7/1/2020     2,400,000(e)    2,400,000
Woodbury County (Siouxland
 Regional Cancer Center),
 LOC Wells Fargo Bank        1.15%    12/1/2014     4,225,000(e)    4,225,000
                                                                 ------------
                                                                   54,496,782
                                                                 ------------

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
KANSAS (0.10%)
State Development Authority
 Health Facilities Revenue
 (Stormont Vail
 Healthcare), MBIA Insured   1.35%   11/15/2023   $ 1,000,000(e) $  1,000,000
                                                                 ------------
LOUISIANA (5.13%)
Lake Charles Harbor &
 Revenue (Conoco Inc.), LOC
 Bank One                    1.15%     9/1/2029     2,800,000(e)    2,800,000
State Public Facilities
 Authority, AMBAC Insured    1.05%     2/3/2003     8,800,000       8,800,000
State Public Facilities
 Authority, AMBAC Insured    1.00%     3/4/2003    21,000,000      21,000,000
State Public Facilities
 Authority (Emberwood), LOC
 GE Capital                  1.15%    10/1/2022     2,900,000(e)    2,900,000
State Public Facilities
 Authority (Kenner Hotel),
 LOC Bank of America         1.25%    12/1/2015       100,000(e)      100,000
State Offshore Terminal
 Authority (Deepwater
 Port), LOC Bank One         1.15%     9/1/2008     4,000,000(e)    4,000,000
State Offshore Terminal
 Authority (Deepwater
 Port), LOC Bank One         1.20%    10/1/2019     7,605,000(e)    7,605,000
South Louisiana Port
 Commission (Marine
 Terminal), LOC Bayerische
 Landesbank                  1.15%     7/1/2021     1,950,000(e)    1,950,000
                                                                 ------------
                                                                   49,155,000
                                                                 ------------
MAINE (0.38%)
State Health & Higher
 Education (Bowdoin
 College), LOC State Street
 Bank & Trust                1.14%     7/1/2025     3,630,000(e)    3,630,000
                                                                 ------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MARYLAND (3.13%)
City of Baltimore Public
 Improvement, FGIC Insured   1.15%    10/1/2022   $13,900,000(e) $ 13,900,000
Montgomery County Housing
 Opportunities (Oakwood
 Apartments), LOC FHLMC      1.15%    11/1/2007    13,050,000(e)   13,050,000
State Health & Higher
 Education Facilities, LOC
 U.S. Bank                   1.10%     4/1/2035     3,000,000(e)    3,000,000
                                                                 ------------
                                                                   29,950,000
                                                                 ------------
MASSACHUSETTS (1.48%)
State Health and
 Educational Facilities
 Authority Revenue (Capital
 Assets Program), MBIA
 Insured                     1.05%     1/1/2019     3,300,000(e)    3,300,000
State Water Resource
 Authority, FGIC Insured     1.05%     8/1/2023    10,900,000(e)   10,900,000
                                                                 ------------
                                                                   14,200,000
                                                                 ------------
MICHIGAN (3.93%)
City of Detroit Sewer
 Disposal Revenue, LOC FGIC  1.15%     7/1/2029     1,900,000(e)    1,900,000
Ingham County Economic
 Development (Martin
 Luther), LOC Bank One       1.15%     4/1/2022       985,000(e)      985,000
State Grant Anticipation
 Notes, FSA Insured          1.10%    9/15/2008     5,300,000(e)    5,300,000
State Grant Anticipation
 Notes, FSA Insured          1.05%    9/15/2008     6,400,000(e)    6,400,000
State Housing Development
 Authority (Rental
 Housing), MBIA Insured      1.10%     4/1/2024     2,075,000(e)    2,075,000
State Multi-Modal School
 Board GO                    1.70%     2/4/2003    12,000,000      12,000,000
University of Michigan
 Revenue                     1.10%     4/1/2032     8,950,000(e)    8,950,000
                                                                 ------------
                                                                   37,610,000
                                                                 ------------

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MINNESOTA (7.17%)
Arden Hills Housing &
 Health Care Facilities
 Revenue, LOC U.S. Bank      1.35%     9/1/2029   $   150,000(e) $    150,000
City of Cohasset (MN Power
 & Light Project), LOC ABN
 AMRO                        1.30%    12/1/2007       200,000(e)      200,000
City of Cohasset (MN Power
 & Light Project), LOC ABN
 AMRO                        1.30%     6/1/2020       225,000(e)      225,000
City of Maple Grove MFHR,
 LOC Wells Fargo             1.10%    11/1/2031     3,370,000(e)    3,370,000
City of Mendota Heights
 Housing Mortgage Revenue,
 LOC Wells Fargo             1.10%    11/1/2031     1,650,000(e)    1,650,000
City of Minneapolis Housing
 Revenue, LOC FNMA           1.00%     9/1/2008    13,200,000(e)   13,200,000
City of Minneapolis MFHR,
 LOC Wells Fargo             1.10%    12/1/2027     7,570,000(e)    7,570,000
City of Minneapolis Nursing
 Home Revenue, LOC Wells
 Fargo                       1.10%    12/1/2027     9,580,000(e)    9,580,000
City of Minneapolis
 Revenue, LOC Wells Fargo    1.15%    11/1/2016     2,015,000(e)    2,015,000
City of Minneapolis
 Revenue, LOC Wells Fargo    1.05%     6/1/2032     5,000,000(e)    5,000,000
City of St. Paul (Science
 Museum Project), LOC U.S.
 Bank                        1.20%     5/1/2027     4,740,000(e)    4,740,000
Hennepin County GO           1.00%    12/1/2010     3,200,000(e)    3,200,000
Hennepin County GO           1.00%    12/1/2020     2,725,000(e)    2,725,000
State Aid Anticipation
 Program                     2.25%    8/20/2003    15,000,000      15,063,123
                                                                 ------------
                                                                   68,688,123
                                                                 ------------
MISSISSIPPI (0.06%)
Jackson County PCR,
 Guaranty: ChevronTexaco
 Corporation                 1.25%     6/1/2023       600,000(e)      600,000
                                                                 ------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MISSOURI (0.69%)
City of Columbia Water &
 Electricity Revenue, LOC
 Toronto Dominion            1.15%    12/1/2015   $ 3,000,000(e) $  3,000,000
St. Charles County
 Industrial Development
 Authority, Guaranty:
 Pharmacia Corporation       1.15%     7/1/2021     1,300,000(e)    1,300,000
St. Charles County
 Industrial Development
 Authority (Remington
 Apartments), Guaranty:
 FNMA                        1.13%     2/1/2023     2,000,000(e)    2,000,000
State Health & Educational
 Facilities Authority (St
 Francis Medical Center),
 LOC Dexia CLF               1.30%     6/1/2026       260,000(e)      260,000
                                                                 ------------
                                                                    6,560,000
                                                                 ------------
NEBRASKA (1.02%)
Lancaster County Hospital
 Authority (Immanuel), LOC
 LaSalle Bank                1.35%     7/1/2030     5,485,000(e)    5,485,000
Scotts Bluff County
 Hospital Authority, LOC US
 Bank                        1.20%    12/1/2031     4,250,000(e)    4,250,000
                                                                 ------------
                                                                    9,735,000
                                                                 ------------
NEVADA (0.35%)
City of Reno Hospital
 Revenue, MBIA Insured       1.30%    5/15/2023       600,000(e)      600,000
Clark County Airport
 Revenue, LOC Bayerische
 Landesbank                  1.10%     7/1/2025     1,100,000(e)    1,100,000
Clark County Airport
 Revenue, LOC Bayerische
 Landesbank                  1.06%     7/1/2029     1,600,000(e)    1,600,000
                                                                 ------------
                                                                    3,300,000
                                                                 ------------

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NEW HAMPSHIRE (0.84%)
Manchester General Airport
 Revenue, FSA Insured        1.20%     1/1/2032   $ 7,000,000(e) $  7,000,000
State Health & Education
 Facilities Revenue, LOC
 FGIC                        1.10%     7/1/2021       995,000(e)      995,000
                                                                 ------------
                                                                    7,995,000
                                                                 ------------
NEW YORK (4.46%)
Nassau County Finance
 Authority, FSA Insured      1.03%   11/15/2022     8,250,000(e)    8,250,000
New York City GO, LOC JP
 Morgan Chase                1.24%    8/15/2018       250,000(e)      250,000
New York City Housing
 Development Corporation
 Mortgage Revenue, LOC JP
 Morgan Chase                1.30%     1/1/2023       400,000(e)      400,000
New York City Municipal
 Water Finance Authority,
 FGIC Insured                1.25%    6/15/2022       200,000(e)      200,000
State Energy Research and
 Development Authority
 (Orange & Rockland
 Project), FGIC Insured      1.05%    10/1/2014     3,500,000(e)    3,500,000
State Local Government
 Assistance Corporation,
 LOC Westdeutsche
 Landesbank                  1.05%     4/1/2023    19,200,000(e)   19,200,000
State Local Government
 Assistance Corporation,
 LOC Bank of Nova Scotia     1.05%     4/1/2025     6,000,000(e)    6,000,000
Triborough Bridge & Tunnel
 Authority, FSA Insured      1.10%     1/1/2031     4,900,000(e)    4,900,000
                                                                 ------------
                                                                   42,700,000
                                                                 ------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NORTH CAROLINA (1.16%)
City of Greensboro
 Enterprise System Revenue,
 LOC Bank of America         1.10%     6/1/2024   $ 2,300,000(e) $  2,300,000
State Education Facilities
 Finance Agency Revenue
 (Elon College), LOC Bank
 of America                  1.15%     1/1/2019     2,165,000(e)    2,165,000
State Medical Care
 Commission Hospital (Angel
 Medical Care Center), LOC
 Wachovia Bank               1.15%    10/1/2016     3,200,000(e)    3,200,000
State Medical Care
 Commission Revenue, AMBAC
 Insured                     1.10%   11/15/2028     3,000,000(e)    3,000,000
State Medical Care
 Commission Revenue, LOC
 Wachovia Bank               1.30%    10/1/2013       300,000(e)      300,000
State Medical Care
 Commission Revenue
 (Carolina Meadows
 Project), LOC Wachovia
 Bank                        1.30%     6/1/2028       100,000(e)      100,000
                                                                 ------------
                                                                   11,065,000
                                                                 ------------
OHIO (3.96%)
City of Cleveland Income
 Tax Revenue, AMBAC Insured  1.10%    5/15/2024     5,200,000(e)    5,200,000
Franklin County Hospital
 Revenue, LOC JP Morgan
 Chase                       1.15%    12/1/2020     4,635,000(e)    4,635,000
Franklin County Hospital
 Revenue, LOC JP Morgan
 Chase                       1.15%    12/1/2021     2,855,000(e)    2,855,000
Hamilton County Health
 Alliance, LOC MBIA          1.10%     1/1/2018     5,051,000(e)    5,051,000
Plain Local School District
 G.O                         1.17%     6/4/2003     5,750,000       5,766,099

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
OHIO (CONTINUED)
State Housing Finance
 Agency MFHR (Kenwood
 Retirement), LOC JP Morgan
 Chase                       1.00%    12/1/2015   $ 4,200,000(e) $  4,200,000
Warren County Health Care
 Facility (Otterbein
 Homes), LOC Fifth Third
 Bank                        1.35%     7/1/2023    10,204,000(e)   10,204,000
                                                                 ------------
                                                                   37,911,099
                                                                 ------------
OKLAHOMA (0.42%)
Garfield County Industrial
 Authority PCR, Guaranty:
 Oklahoma Gas & Electric     1.76%     1/1/2025     1,000,000(e)    1,000,000
Grand River Dam Authority
 Revenue, MBIA Insured       1.45%     6/1/2003     3,000,000       3,039,600
                                                                 ------------
                                                                    4,039,600
                                                                 ------------
OREGON (1.89%)
State Department of
 Transportation Revenue,
 AMBAC Insured               1.37%     6/1/2003     5,705,000       5,735,251
State G.O.                   1.10%    12/1/2017     8,350,000(e)    8,350,000
Tri-County Metropolitan
 Transportation District,
 LOC Bayerische Landesbank   1.10%    12/1/2021     4,000,000(e)    4,000,000
                                                                 ------------
                                                                   18,085,251
                                                                 ------------
PENNSYLVANIA (3.89%)
Bedford County IDA, LOC
 Wachovia Bank               1.20%    11/1/2005     3,200,000(e)    3,200,000
Blair County Convention &
 Sports Facility, FSA
 Insured                     1.39%     5/1/2003     4,000,000       4,038,951
Emmaus General Authority
 Revenue, LOC Bayerische
 Landesbank                  1.20%     3/1/2024     1,600,000(e)    1,600,000

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
PENNSYLVANIA (CONTINUED)
Emmaus General Authority
 Revenue, LOC Goldman Sachs  1.20%     3/1/2024   $ 1,300,000(e) $  1,300,000
Emmaus General Authority
 Revenue, LOC Goldman Sachs  1.20%     3/1/2024     3,500,000(e)    3,500,000
Emmaus General Authority
 Revenue, LOC Goldman Sachs  1.20%     3/1/2024     8,500,000(e)    8,500,000
Montgomery County
 Redevelopment Authority,
 LOC: FNMA                   1.10%    8/15/2031    10,300,000(e)   10,300,000
Washington County (Higher
 Education Pool Lease), LOC
 Wachovia Bank               1.25%    11/1/2005     4,800,000(e)    4,800,000
                                                                 ------------
                                                                   37,238,951
                                                                 ------------
RHODE ISLAND (0.46%)
State Health and Education
 Building Corporation, LOC
 Bank of New York            1.14%     7/1/2031     4,400,000(e)    4,400,000
                                                                 ------------
SOUTH CAROLINA (2.54%)
Florence County Hospital
 Revenue (McLeod Regional
 Medical Center), FGIC
 Insured                     1.20%    11/1/2015     2,800,000(e)    2,800,000
Rock Hill Utility Systems
 Revenue, AMBAC Insured      1.10%     1/1/2023     5,560,000(e)    5,560,000
State Housing Finance
 Development Authority,
 Guaranty: FHLMC             1.15%     8/1/2031     8,600,000(e)    8,600,000
State Housing Finance
 Development Authority
 (Oakridge McGuire), LOC
 Wachovia Bank               1.15%     7/1/2007     1,890,000(e)    1,890,000

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
SOUTH CAROLINA (CONTINUED)
State Jobs Economic
 Development Authority
 (Catholic Diocese), LOC
 Bank of America             1.20%     9/1/2016   $ 4,400,000(e) $  4,400,000
State Jobs Economic
 Development Authority
 (Orangeburg Regional
 Medical Center), AMBAC
 Insured                     1.10%    2/15/2028     1,090,000(e)    1,090,000
                                                                 ------------
                                                                   24,340,000
                                                                 ------------
TENNESSEE (1.32%)
Chattanooga-Hamilton
 County, FSA Insured         1.49%    10/1/2003     2,000,000       2,049,281
Clarksville Public Building
 Authority Revenue, LOC
 Bank of America             1.15%    11/1/2027     4,990,000(e)    4,990,000
Hamilton County Industrial
 Development (Aquarium),
 LOC Bank of America         1.15%     3/1/2015     1,100,000(e)    1,100,000
Nashville & Davison County
 Health and Educational
 Facility (Meharry Medical
 College Project), LOC Bank
 of America                  1.15%     8/1/2018     4,510,000(e)    4,510,000
                                                                 ------------
                                                                   12,649,281
                                                                 ------------
TEXAS (6.52%)
Austin Industrial
 Development Corporation,
 LOC Bank One                1.15%    12/1/2014     3,650,000(e)    3,650,000
Bexar County Housing
 Financial Authority, LOC
 FNMA                        1.10%    9/15/2026     2,200,000(e)    2,200,000
Corpus Christi Port
 Authority, LOC Toronto
 Dominion                    1.15%     9/1/2014     2,500,000(e)    2,500,000
Gulf Coast IDA , Guaranty
 BP Amoco                    1.44%     6/1/2003     4,065,000       4,065,000

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
TEXAS (CONTINUED)
Gulf Coast Waste Disposal
 Authority, Guaranty BP
 Amoco                       1.25%    10/1/2017   $ 1,200,000(e) $  1,200,000
Gulf Coast Waste Disposal
 Authority, Guaranty
 ExxonMobil                  1.15%    10/1/2024       500,000(e)      500,000
Harris County Health
 Facilities, MBIA Insured    1.35%    10/1/2029     1,000,000(e)    1,000,000
Houston Hotel Occupancy
 Tax, AMBAC Insured          1.47%     9/1/2003     3,250,000       3,315,840
Irving ISD Capital
 Appreciation, PSF Guaranty  1.70%    2/15/2003     1,000,000         999,360
North East ISD GO, Texas
 Permanent School District
 Guaranty                    1.60%     2/1/2003     1,500,000       1,500,000
Port Development
 Corporation Marine
 Terminal, LOC CIBC          1.15%    1/15/2014     1,300,000(e)    1,300,000
Richardson ISD GO, PSF
 Guaranty                    1.60%    2/15/2003     1,000,000       1,001,288
Richardson ISD GO, PSF
 Guaranty                    1.60%    2/15/2003     2,500,000       2,502,741
San Antonio Health
 Facilities Authority
 (Clinical Foundation
 Project), LOC Wells Fargo   1.15%     6/1/2020     2,500,000(e)    2,500,000
Tarrant County Housing
 Finance Corporation
 Revenue, FNMA
 Collateralized              1.15%    2/15/2018     4,000,000(e)    4,000,000
State Capital Appreciation,
 FGIC Insured                1.10%     4/1/2003     5,000,000       4,990,976
State Tax & Revenue
 Anticipation Note           1.48%    8/29/2003    25,000,000      25,190,533
                                                                 ------------
                                                                   62,415,738
                                                                 ------------

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
UTAH (4.75%)
Intermountain Power Agency,
 LOC Bank of Nova Scotia     1.05%     2/4/2003   $15,000,000    $ 15,000,000
Intermountain Power Agency,
 LOC Bank of Nova Scotia     0.95%    2/10/2003     9,300,000       9,300,000
Provo Municipal Building
 Authority Lease, LOC Wells
 Fargo Bank                  1.15%     5/1/2012     4,200,000(e)    4,200,000
Salt Lake City Revenue, LOC
 Wells Fargo                 1.15%    12/1/2021    12,950,000(e)   12,950,000
State Transit Authority
 Sales Tax &
 Transportation, LOC
 Bayerische Landesbank       1.10%     9/1/2030     4,000,000(e)    4,000,000
                                                                 ------------
                                                                   45,450,000
                                                                 ------------
VERMONT (0.89%)
State Education & Health
 Building Finance Agency,
 AMBAC Insured               1.15%    12/1/2030     8,500,000(e)    8,500,000
                                                                 ------------
VIRGINIA (1.05%)
Alexandria IDA (Pooled
 Income Project), LOC Bank
 of America                  1.15%     7/1/2026     3,950,000(e)    3,950,000
Hampton Redevelopment and
 Housing Authority MFHR
 (Shoreline Apartments
 Project), Guaranty FHLMC    1.15%    12/1/2019     2,410,000(e)    2,410,000
Harrisburg Redevelopment
 MFHR, LOC Bank One          1.21%     3/1/2016     2,000,000(e)    2,000,000
Lancaster County IDA, LOC
 Bank of America             1.15%     1/1/2020     1,665,000(e)    1,665,000
                                                                 ------------
                                                                   10,025,000
                                                                 ------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WASHINGTON (3.24%)
Port of Seattle Airport IDR
 (Alaska Air), LOC Bank of
 New York                    1.20%    12/1/2009   $ 2,000,000(e) $  2,000,000
Seattle Water System
 Revenue, LOC Bayerische
 Landesbank                  1.06%     9/1/2025     4,800,000(e)    4,800,000
State Economic Development
 Revenue (Pioneer Human
 Services), LOC U.S. Bank    1.35%     9/1/2018     2,080,000(e)    2,080,000
State Health Care
 Facilities Revenue, MBIA
 Insured                     1.34%    2/15/2027       100,000(e)      100,000
State Housing and Finance
 Commission, LOC Wells
 Fargo Bank                  1.15%     7/1/2028     4,800,000(e)    4,800,000
State Housing and Finance
 Commission (Christa), LOC
 U.S. Bank                   1.20%     7/1/2011     1,000,000(e)    1,000,000
State Housing and Finance
 Commission (Emerald
 Heights), LOC U.S. Bank     1.30%     1/1/2021     1,700,000(e)    1,700,000
State Housing and Finance
 Commission (Riverview
 Retirement), LOC U.S. Bank  1.20%     7/1/2022     2,100,000(e)    2,100,000
State Housing and Finance
 Commission (Rockwood
 Retirement Home), LOC
 Wells Fargo Bank            1.30%     1/1/2030       200,000(e)      200,000
State Housing and Finance
 Commission (YMCA of
 Seattle), LOC U.S. Bank     1.30%     7/1/2011     2,275,000(e)    2,275,000
State Public Power (Nuclear
 Supply), LOC JP Morgan
 Chase                       1.10%     7/1/2018     9,945,000(e)    9,945,000
                                                                 ------------
                                                                   31,000,000
                                                                 ------------

              See accompanying notes to investments in securities.

                           TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WISCONSIN (2.04%)
Milwaukee Redevelopment
 Authority Revenue (Humane
 Society), LOC U.S. Bank     1.20%     3/1/2019   $ 1,200,000(e) $  1,200,000
State Health and Education
 Facilities Authority
 Revenue, LOC Marshall &
 Ilsley Bank                 1.35%    12/1/2032       650,000(e)      650,000
State Health and Education
 Facilities Authority
 Revenue, MBIA Insured       1.30%     8/1/2029     1,850,000(e)    1,850,000
State Health and Education
 Facilities Authority
 Revenue (St. Johns United
 Church Project), LOC U.S.
 Bank                        1.20%     2/1/2030     1,150,000(e)    1,150,000
State Health and Education
 Facilities Authority
 Revenue (St. Luke's
 Medical Center), LOC
 Kredietbank                 1.15%    12/1/2017     1,800,000(e)    1,800,000
State School District, LOC
 U.S. Bank                   1.28%   10/30/2003    12,795,000      12,862,698
                                                                 ------------
                                                                   19,512,698
                                                                 ------------

                                      MATURITY     PRINCIPAL        MARKET
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WYOMING (0.07%)
Lincoln County PCR,
 Guaranty: ExxonMobil
 Corporation                 1.15%    11/1/2014   $   200,000(e) $    200,000
Sweetwater County (Pacific
 Corporation Project), LOC
 Bank One                    1.35%     1/1/2014       500,000(e)      500,000
                                                                 ------------
                                                                      700,000
-----------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $956,107,845)(b)                               $956,107,845
-----------------------------------------------------------------------------

              See accompanying notes to investments in securities.

                     INSTITUTIONAL PRIME MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2003
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (97.65%):
-----------------------------------------------------------------------------
AGRICULTURAL (5.32%)
Archer Daniels Midland
 Company                     1.32%    4/10/2003   $12,600,000(c) $ 12,568,584
Cargill Inc.                 1.30%    2/10/2003     4,490,000(c)    4,488,541
Cargill Inc.                 1.24%     5/2/2003    10,570,000(c)   10,537,233
                                                                 ------------
                                                                   27,594,358
                                                                 ------------
BANKS -- DOMESTIC (9.71%)
Bank One                     1.49%    9/17/2003    20,000,000(d)   20,015,904
Harris Trust & Savings Bank  1.25%    4/29/2003    20,000,000      20,000,000
Marshall & Isley             1.75%   12/15/2003    10,000,000(d)   10,303,750
                                                                 ------------
                                                                   50,319,654
                                                                 ------------
BANKS -- OTHER (1.06%)
HBOS Treasury Services       1.54%     2/4/2003       175,000         174,977
Northern Rock PLC            1.32%     3/3/2003     5,350,000       5,344,115
                                                                 ------------
                                                                    5,519,092
                                                                 ------------
EDUCATION (2.31%)
Leland Stanford Junior
 University                  1.28%     4/3/2003    12,000,000      11,973,973
                                                                 ------------
FINANCIAL -- AUTO (6.43%)
American Honda Finance       1.32%    2/11/2003    14,370,000      14,364,731
Toyota Motor Credit
 Corporation                 1.31%     2/7/2003    18,980,000(c)   18,975,856
                                                                 ------------
                                                                   33,340,587
                                                                 ------------
FINANCIAL -- DIVERSIFIED BUSINESS (7.22%)
Merrill Lynch & Company      1.99%     8/1/2003    20,000,000(d)   20,023,141
Morgan Stanley, Dean Witter  1.26%    4/24/2003    17,430,000      17,379,976
                                                                 ------------
                                                                   37,403,117
                                                                 ------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (14.77%)
Asset Securitization
 Cooperative Corporation     1.33%    2/26/2003     5,655,000(c)    5,649,777
Delaware Funding
 Corporation                 1.34%     2/5/2003    21,545,000(c)   21,541,792
Enterprise Funding
 Corporation                 1.33%    2/12/2003    15,035,000(c)   15,028,890

                                      MATURITY     PRINCIPAL        MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Falcon Asset Securitization  1.33%    3/17/2003   $23,000,000(c) $ 22,962,612
Triple A One Funding
 Corporation                 1.28%    4/10/2003    11,435,000(c)   11,407,353
                                                                 ------------
                                                                   76,590,424
                                                                 ------------
FOOD AND BEVERAGE (3.85%)
Alcon Capital Corporation    1.26%    4/17/2003    20,000,000(c)   19,947,500
                                                                 ------------
FOREST PRODUCTS (4.05%)
Kimberly -- Clark
 Worldwide, Inc.             1.27%    3/12/2003    14,615,000(c)   14,594,892
Kimberly -- Clark
 Worldwide, Inc.             1.25%     4/4/2003     6,400,000(c)    6,386,222
                                                                 ------------
                                                                   20,981,114
                                                                 ------------
GOVERNMENT -- DOMESTIC (18.15%)
Federal Home Loan Bank       1.75%   11/10/2003     5,000,000       5,000,000
Federal Home Loan Mortgage
 Corporation                 1.41%    2/15/2003    20,000,000      20,039,659
Federal National Mortgage
 Association                 1.31%    2/19/2003    30,000,000(d)   29,999,945
Federal National Mortgage
 Association                 1.25%     4/9/2003    25,000,000      24,942,073
Student Loan Marketing
 Association                 1.20%     2/7/2003    14,100,000      14,097,180
                                                                 ------------
                                                                   94,078,857
                                                                 ------------
INSURANCE (1.87%)
Allstate Corporation         1.30%     2/3/2003     6,385,000(c)    6,384,539
Prudential Funding LLC       1.28%    4/23/2003     3,300,000       3,290,496
                                                                 ------------
                                                                    9,675,035
                                                                 ------------
MANUFACTURING (7.36%)
Caterpillar Finance Inc.     1.25%    4/14/2003    17,440,000      17,396,400
Paccar Financial
 Corporation                 1.24%    4/24/2003    20,800,000      20,741,252
                                                                 ------------
                                                                   38,137,652
                                                                 ------------
MEDICAL SUPPLIES (1.93%)
Becton Dickinson and
 Company                     1.70%     2/4/2003    10,000,000       9,998,583
                                                                 ------------

              See accompanying notes to investments in securities.

                     INSTITUTIONAL PRIME MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL        MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
OIL SERVICES (1.12%)
ChevronTexaco Corporation    1.66%     7/9/2003   $ 5,715,000    $  5,826,607
                                                                 ------------
PHARMACEUTICAL (11.69%)
Abbott Laboratories          1.60%    10/1/2003     1,000,000       1,026,248
Bayer Corporation            1.26%     4/7/2003    14,480,000(c)   14,447,058
Bayer Corporation            1.29%     4/8/2003     8,000,000(c)    7,981,080
GlaxoSmithKline Finance      1.28%     3/3/2003    15,000,000(c)   14,984,000
Schering Corporation         1.30%    2/20/2003    22,190,000      22,174,775
                                                                 ------------
                                                                   60,613,161
                                                                 ------------
RETAIL STORES (0.81%)
Wal-Mart Stores Inc.         2.47%    4/15/2003     4,200,000       4,217,731
-----------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations
 (amortized cost: $506,217,445)                                  $506,217,445
-----------------------------------------------------------------------------
TAXABLE MUNICIPALS (2.18%):
State of Texas G.O           1.35%     6/1/2023    11,300,000(d)   11,300,000
-----------------------------------------------------------------------------
Total Taxable Municipals (amortized cost: $11,300,000)           $ 11,300,000
-----------------------------------------------------------------------------
Total Investment in Securities (amortized cost: $517,517,445)
 (b)                                                             $517,517,445
-----------------------------------------------------------------------------

              See accompanying notes to investments in securities.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2003
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ALASKA (1.20%)
Valdez Marine Terminal
 Revenue, Guaranty:
 ExxonMobil Corporation      1.25%    12/1/2029   $2,700,000(e)    $  2,700,000
                                                                   ------------
ARIZONA (1.02%)
Apache County IDR, LOC
 Toronto Dominion Bank       1.15%   12/15/2018    1,400,000(e)       1,400,000
Scottsdale IDA Hospital
 Revenue, AMBAC Insured      1.10%     9/1/2022      900,000(e)         900,000
                                                                   ------------
                                                                      2,300,000
                                                                   ------------
CALIFORNIA (1.51%)
Irvine Improvement Bond,
 LOC Bank of America         1.20%     9/2/2025      700,000(e)         700,000
Irvine Ranch Water
 District, LOC Landesbank
 Hessen-Thuringen            1.20%   11/15/2013      200,000(e)         200,000
Irvine Ranch Water
 District, LOC Landesbank
 Hessen-Thuringen            1.20%   11/15/2013    1,300,000(e)       1,300,000
Los Angeles Regional
 Airports (LAX), LOC
 Societe Generale            1.34%    12/1/2025    1,200,000(e)       1,200,000
                                                                   ------------
                                                                      3,400,000
                                                                   ------------
COLORADO (2.10%)
Denver City & County
 Convention Center, FSA
 Insured                     1.05%     9/1/2025    1,600,000(e)       1,600,000
Douglas County MFHR (Autumn
 Chase), Guaranty: FHLMC     1.15%    12/1/2029      600,000(e)         600,000
Dove Valley Metropolitan
 District (Arapahoe
 County), LOC BNP Paribas    1.90%    11/1/2003    2,545,000          2,545,000
                                                                   ------------
                                                                      4,745,000
                                                                   ------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
FLORIDA (7.21%)
Collier County Health
 Facilities Authority, LOC
 Wachovia Bank               1.15%    12/1/2024   $  900,000(e)    $    900,000
Dade County IDA (Dolphins
 Stadium), LOC Societe
 Generale                    1.15%     1/1/2016    1,900,000(e)       1,900,000
Indiana River County
 Revenue, LOC Wachovia Bank  1.15%     7/1/2027    2,000,000(e)       2,000,000
Miami Health Facilities
 Authority (Mercy
 Hospital), LOC Bank of
 America                     1.15%     8/1/2020    1,675,000(e)       1,675,000
Palm Beach County Housing
 Finance Development
 Authority, LOC Credit
 Suisse First Boston         1.15%    11/1/2007    1,300,000(e)       1,300,000
Palm Beach County Housing
 Finance Development
 Authority MFHR (Mahogany),
 Guaranty: Credit Suisse
 First Boston                1.15%    11/1/2027    1,500,000(e)       1,500,000
St. Johns County IDA Health
 Care (Glenmore St. Johns
 Project), Guaranty:
 LaSalle Bank                1.15%     1/1/2007      500,000(e)         500,000
State Housing Finance
 Agency, FHMLC
 Collateralized              1.15%    12/1/2005    2,190,000(e)       2,190,000
State Housing Finance
 Agency, FHMLC
 Collateralized              1.15%     2/1/2008    3,090,000(e)       3,090,000
Sunshine State Government
 Finance Committee, AMBAC
 Insured                     1.10%     7/1/2016    1,200,000(e)       1,200,000
                                                                   ------------
                                                                     16,255,000
                                                                   ------------

              See accompanying notes to investments in securities.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GEORGIA (6.26%)
Clayton County Housing
 Authority, FNMA
 Collateralized              1.15%     9/1/2026   $1,415,000(e)    $  1,415,000
DeKalb Private Hospital
 Authority, LOC Suntrust
 Bank                        1.15%     3/1/2024    1,700,000(e)       1,700,000
DeKalb Private Hospital
 Authority (Children's
 Health Care Project), LOC
 Suntrust Bank               1.15%    12/1/2028    1,200,000(e)       1,200,000
Hapeville Development
 Authority, LOC Bank of
 America                     1.25%    11/1/2015    1,900,000(e)       1,900,000
Marietta Housing Authority
 Multifamily Revenue, FNMA
 Collateralized              1.15%    5/15/2007    3,600,000(e)       3,600,000
Municipal Electric
 Authority, FSA Insured      1.15%     1/1/2026    4,300,000(e)       4,300,000
                                                                   ------------
                                                                     14,115,000
                                                                   ------------
HAWAII (0.93%)
Honolulu City & County GO,
 LOC Landesbank
 Hessen-Thuringen            1.10%     1/1/2017    2,100,000(e)       2,100,000
                                                                   ------------
IDAHO (0.20%)
State Health Facilities
 Revenue, FSA Insured        1.30%     7/1/2030      450,000(e)         450,000
                                                                   ------------
ILLINOIS (4.88%)
Chicago Public Building
 Common Revenue, FGIC
 Insured                     1.50%     2/1/2003    2,000,000          2,000,000
Cook County Community
 Housing District 218, FSA
 Insured                     1.40%    12/1/2003    1,150,000          1,136,768
Cook County School
 District, MBIA Insured      1.40%    12/1/2003    1,445,000          1,428,382
Galesburg Revenue (Knox
 College), LOC LaSalle Bank  1.23%     3/1/2031    2,300,000(e)       2,300,000
Metropolitan Pier & Expo
 Authority, FGIC Insured     1.40%    6/15/2003    1,000,000          1,039,026

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ILLINOIS (CONTINUED)
State Health Facilities
 Authority Revenue (Loyola
 University), MBIA Insured   1.10%     7/1/2024   $1,405,000(e)    $  1,405,000
State Health Facilities
 Authority Revenue, LOC
 Harris Trust & Savings      1.30%    8/15/2032    1,700,000(e)       1,700,000
                                                                   ------------
                                                                     11,009,176
                                                                   ------------
INDIANA (4.06%)
Princeton PCR (PSI Energy
 Inc), LOC JP Morgan Chase   1.25%     4/1/2022    2,300,000(e)       2,300,000
State Health Facilities
 Finance Authority, LOC
 U.S. Bank                   1.20%     1/1/2022    2,415,000(e)       2,415,000
State Health Facilities
 Finance Authority, LOC
 Wells Fargo                 1.15%     2/1/2031    1,245,000(e)       1,245,000
State Health Facilities
 Finance Authority (Capital
 Access Designated Pool
 Program), LOC Comerica
 Bank                        1.15%     1/1/2012      600,000(e)         600,000
State Health Facilities
 Finance Authority Hospital
 Revenue, LOC NBD Bank       1.20%    11/1/2020    1,900,000(e)       1,900,000
State Hospital Equipment
 Finance Authority, MBIA
 Insured                     1.15%    12/1/2015      700,000(e)         700,000
                                                                   ------------
                                                                      9,160,000
                                                                   ------------
IOWA (3.33%)
State Finance Authority
 Revenue (Burlington
 Medical), FSA Insured       1.35%     6/1/2027    1,100,000(e)       1,100,000
State Finance Authority
 Revenue (Museum
 Facilities), LOC Wells
 Fargo                       1.15%     5/1/2012    1,700,000(e)       1,700,000

              See accompanying notes to investments in securities.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
IOWA (CONTINUED)
State Finance Authority
 Revenue (Private
 Colleges), LOC U.S. Bank    1.35%     7/1/2031   $  500,000(e)    $    500,000
State Finance Authority
 Revenue (Small Business
 Development), Guaranty:
 I.E. DuPont                 1.15%    11/1/2015      800,000(e)         800,000
State Higher Education Loan
 Authority Revenue, LOC
 Bank of America             1.30%     7/1/2025      700,000(e)         700,000
State Higher Education Loan
 Authority Revenue, LOC
 LaSalle Bank                1.30%    11/1/2030    1,200,000(e)       1,200,000
Woodbury County Educational
 Facilities Revenue, LOC
 U.S. Bank                   1.20%    11/1/2016    1,500,000(e)       1,500,000
                                                                   ------------
                                                                      7,500,000
                                                                   ------------
KANSAS (1.78%)
Manhattan Industrial
 Revenue (Parker Hannifin
 Project), LOC Wachovia
 Bank                        1.15%     9/1/2009    2,000,000(e)       2,000,000
State Development Authority
 Health Care Revenue
 (Stormont Vail Health
 Care), MBIA Insured         1.35%   11/15/2023      100,000(e)         100,000
State Development Finance
 Authority (Juvenile
 Justice Authority), MBIA
 Insured                     1.51%     5/1/2003    1,000,000          1,008,620
State Development Finance
 Authority (Shalom
 Obligated Group), LOC
 LaSalle Bank                1.30%   11/15/2028      900,000(e)         900,000
                                                                   ------------
                                                                      4,008,620
                                                                   ------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
KENTUCKY (1.34%)
Jefferson County Capital
 Appreciation Bond, FSA
 Insured                     1.45%    8/15/2003   $3,035,000       $  3,011,672
                                                                   ------------
LOUISIANA (5.28%)
Parish of East Baton Rouge,
 Guaranty: ExxonMobil
 Corporation                 1.20%    11/1/2019    1,000,000(e)       1,000,000
State Public Facilities
 Authority, AMBAC Insured    1.05%     2/3/2003    6,900,000          6,900,000
State Public Facilities
 Authority, AMBAC Insured    1.00%    2/19/2003    2,500,000          2,500,000
State Public Facilities
 Authority (Kenner Hotel),
 LOC Bank of America         1.25%    12/1/2015    1,500,000(e)       1,500,000
                                                                   ------------
                                                                     11,900,000
                                                                   ------------
MARYLAND (6.60%)
Baltimore Construction
 Public Improvement, FGIC
 Insured                     1.15%    10/1/2022    3,100,000(e)       3,100,000
Montgomery County Housing
 Opportunities Community
 MFHR (Oakwood Apartments),
 LOC FHLMC                   1.15%    11/1/2007    8,900,000(e)       8,900,000
State Health & Higher
 Education Facility, LOC
 Bank of America             1.10%     1/1/2029    2,880,000(e)       2,880,000
                                                                   ------------
                                                                     14,880,000
                                                                   ------------
MASSACHUSETTS (1.25%)
State Health and
 Educational Facilities
 Authority Revenue, MBIA
 Insured                     1.25%     1/1/2035      820,000(e)         820,000
State Water Resource
 Authority, AMBAC Insured    1.05%     4/1/2028    2,000,000(e)       2,000,000
                                                                   ------------
                                                                      2,820,000
                                                                   ------------

              See accompanying notes to investments in securities.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MICHIGAN (3.50%)
Kent Hospital Financial
 Authority (Spectrum
 Health), MBIA Insured       1.15%    1/15/2026   $  300,000(e)    $    300,000
State Grant Anticipation
 Notes, FSA Insured          1.05%    9/15/2008    3,900,000(e)       3,900,000
State Strategic Fund (Clark
 Retirement), LOC Fifth
 Third Bank                  1.10%     6/1/2031    3,700,000(e)       3,700,000
                                                                   ------------
                                                                      7,900,000
                                                                   ------------
MINNESOTA (8.26%)
Arden Hills Housing &
 Health Care, LOC U.S. Bank  1.35%     9/1/2029    2,200,000(e)       2,200,000
Beltrami County
 Environmental Control
 Revenue, LOC Toronto
 Dominion                    1.25%    12/1/2021      400,000(e)         400,000
City of Cohasset (MN Power
 & Light Project), LOC ABN
 AMRO                        1.30%     6/1/2020    1,785,000(e)       1,785,000
Hennepin County GO           1.00%    12/1/2020    7,370,000(e)       7,370,000
Minneapolis MFHR (Seven
 Corners Community), LOC
 Wells Fargo                 1.10%    11/1/2031    1,950,000(e)       1,950,000
Minneapolis Revenue
 (University Gateway
 Project), LOC Wells Fargo   1.05%    12/1/2027      850,000(e)         850,000
State Aid Anticipatory
 Borrowing Program           2.25%    8/20/2003    2,000,000          2,008,416
State GO                     1.45%     6/1/2003    2,040,000          2,066,928
                                                                   ------------
                                                                     18,630,344
                                                                   ------------
MISSISSIPPI (0.22%)
Jackson County PCR,
 Guaranty: ChevronTexaco
 Corporation                 1.25%     6/1/2023      500,000(e)         500,000
                                                                   ------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MISSOURI (0.22%)
State Health And
 Educational Facilities
 Authority (Bethesda), LOC
 U.S. Bank                   1.35%     8/1/2031   $  500,000(e)    $    500,000
                                                                   ------------
MONTANA (0.87%)
Forsyth PCR (Pacificorp
 Project), LOC JP Morgan
 Chase                       1.35%     1/1/2018    1,950,000(e)       1,950,000
                                                                   ------------
NEBRASKA (1.64%)
Lancaster County Hospital
 Authority (Immanuel), LOC
 LaSalle Bank                1.35%     7/1/2030    3,700,000(e)       3,700,000
                                                                   ------------
NEVADA (1.28%)
Clark County Airport
 Revenue, LOC Bayerische
 Landesbank                  1.06%     7/1/2029    1,400,000(e)       1,400,000
Clark County Economic
 Development Corporation,
 LOC Wells Fargo Bank        1.15%     8/1/2019    1,090,000(e)       1,090,000
Clark County School
 District, FSA Insured       1.15%    6/15/2021      395,000(e)         395,000
                                                                   ------------
                                                                      2,885,000
                                                                   ------------
NEW JERSEY (0.84%)
State Economic Development
 Authority Water
 Facilities, AMBAC Insured   1.30%    11/1/2026    1,900,000(e)       1,900,000
                                                                   ------------
NEW YORK (2.88%)
New York City GO, LOC Bank
 of Nova Scotia              1.25%    8/15/2004      500,000(e)         500,000
New York City GO, LOC JP
 Morgan Chase                1.30%     8/1/2017    1,600,000(e)       1,600,000
New York City GO, LOC JP
 Morgan Chase                1.24%     8/1/2021      500,000(e)         500,000
New York City GO, MBIA
 Insured                     1.25%    8/15/2023      800,000(e)         800,000
New York City Municipal
 Water Finance Authority,
 FGIC Insured                1.25%    6/15/2022      300,000(e)         300,000

              See accompanying notes to investments in securities.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NEW YORK (CONTINUED)
State Local Government
 Assistance Program, LOC
 Bank of Nova Scotia         1.05%     4/1/2025   $1,000,000(e)    $  1,000,000
Triborough Bridge & Tunnel
 Authority, FSA Insured      1.10%     1/1/2031    1,800,000(e)       1,800,000
                                                                   ------------
                                                                      6,500,000
                                                                   ------------
NORTH DAKOTA (1.49%)
Grand Forks Health Care
 Facilities (United
 Hospital), LOC LaSalle
 Bank                        1.34%    12/1/2016      850,000(e)         850,000
Ward County Health Care
 Revenue, LOC U.S. Bank      1.35%     7/1/2029    2,500,000(e)       2,500,000
                                                                   ------------
                                                                      3,350,000
                                                                   ------------
OHIO (1.72%)
Cuyahoga University
 Hospital, LOC JP Morgan
 Chase                       1.15%     1/1/2016      300,000(e)         300,000
State Housing Finance
 Agency MFHR (Kenwood
 Retirement), LOC JP Morgan
 Chase                       1.00%    12/1/2015      800,000(e)         800,000
State Water Development
 Authority PCR, FGIC
 Insured                     1.00%    2/12/2003    2,000,000          2,000,000
Warren County Health Care
 Facilities (Otterbein
 Homes Project), LOC Fifth
 Third Bank                  1.35%     7/1/2023      770,000(e)         770,000
                                                                   ------------
                                                                      3,870,000
                                                                   ------------
PENNSYLVANIA (2.03%)
Allegheny County, AMBAC
 Insured                     1.25%     5/1/2003    1,000,000            996,942
Bedford County IDA, LOC
 Wachovia Bank               1.20%    11/1/2005    1,800,000(e)       1,800,000

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
PENNSYLVANIA (CONTINUED)
Penn Manor School District,
 FGIC Insured                1.37%     6/1/2003   $1,585,000       $  1,577,883
Washington County (Higher
 Education Pool Lease), LOC
 Wachovia Bank               1.25%    11/1/2005      200,000(e)         200,000
                                                                   ------------
                                                                      4,574,825
                                                                   ------------
RHODE ISLAND (0.89%)
Pawtucket GO, AMBAC Insured  1.55%    4/15/2003    2,000,000          2,005,762
                                                                   ------------
TENNESSEE (1.15%)
Clarksville Public Building
 Authority, MBIA Insured     1.10%     7/1/2013    1,900,000(e)       1,900,000
Metropolitan Nashville
 Airport Authority, LOC
 Bayerische Landesbank       1.30%    10/1/2012      700,000(e)         700,000
                                                                   ------------
                                                                      2,600,000
                                                                   ------------
TEXAS (9.19%)
Angelina & Neches River
 Authority, LOC Bank of
 America                     1.35%     5/1/2014      300,000(e)         300,000
Bexar County Housing
 Financial Authority, LOC
 FNMA                        1.10%    9/15/2026    4,300,000(e)       4,300,000
Harris County Hospital
 District, LOC Landesbank
 Hessen-Thuringen            1.00%    2/19/2003    6,000,000          6,000,000
Katy ISD, Guaranty: Texas
 PSF                         2.00%    2/15/2003    1,500,000          1,498,872
Lower Neches Valley
 Authority, Guaranty:
 ExxonMobil                  1.25%     2/1/2031    3,100,000(e)       3,100,000
San Antionio Electricity &
 Gas Revenue, FGIC Insured   1.50%     2/1/2003    3,000,000          3,000,000

              See accompanying notes to investments in securities.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                     INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
TEXAS (CONTINUED)
State Public Building
 Authority Revenue, MBIA
 Insured                     1.63%     8/1/2003   $1,535,000       $  1,522,767
State Tax & Revenue
 Anticipation Note           1.48%    8/29/2003    1,000,000          1,007,150
                                                                   ------------
                                                                     20,728,789
                                                                   ------------
UTAH (4.48%)
Carbon County PCR
 (Pacificorp), AMBAC
 Insured                     1.30%    11/1/2024      500,000(e)         500,000
Intermountain Power Agency,
 LOC Bank of Nova Scotia     0.95%    2/10/2003    3,700,000          3,700,000
Intermountain Power Agency,
 LOC JP Morgan Chase         1.05%     2/4/2003    5,900,000          5,900,000
                                                                   ------------
                                                                     10,100,000
                                                                   ------------
VIRGINIA (1.42%)
Alexandria IDA (Pooled
 Income Project), LOC Bank
 of America                  1.15%     7/1/2026    1,350,000(e)       1,350,000
Roanoke County IDA
 Healthcare, LOC Wachovia
 Bank                        1.15%    10/1/2015    1,850,000(e)       1,850,000
                                                                   ------------
                                                                      3,200,000
                                                                   ------------
WASHINGTON (0.40%)
State Housing and Finance
 Commission (Emerald
 Heights), LOC U.S. Bank     1.30%     1/1/2021      900,000(e)         900,000
                                                                   ------------
WISCONSIN (6.83%)
Janesville Promissory Note
 GO, FSA Insured             1.30%     5/1/2003    2,110,000          2,125,903
State Health & Education
 Facilities Authority
 Revenue, AMBAC Insured      1.35%    8/15/2030    2,150,000(e)       2,150,000

                                      MATURITY     PRINCIPAL          MARKET
NAME OF ISSUER (F)           YIELD      DATE        AMOUNT          VALUE (A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WISCONSIN (CONTINUED)
State Health & Education
 Facilities Authority
 Revenue, LOC LaSalle Bank   1.14%     5/1/2030   $4,100,000(e)    $  4,100,000
State Health & Education
 Facilities Authority
 Revenue, LOC U.S. Bank      1.20%     5/1/2032    1,500,000(e)       1,500,000
State Master Lease, FSA
 Insured                     2.25%     3/1/2003    1,000,000          1,000,491
State School District Cash
 Flow Management
 Certificate, LOC U.S. Bank  1.50%    9/23/2003    4,500,000          4,521,291
                                                                   ------------
                                                                     15,397,685
                                                                   ------------
WYOMING (1.64%)
Lincoln County PCR,
 Guaranty: ExxonMobil
 Corporation                 1.15%    11/1/2014      400,000(e)         400,000
Sweetwater County PCR, LOC
 Barclays Bank               1.05%    3/10/2003    2,300,000          2,300,000
Sweetwater County (Pacific
 Corporation Project), LOC
 Bank One                    1.35%     1/1/2014    1,000,000(e)       1,000,000
                                                                   ------------
                                                                      3,700,000
                                                                   ------------
-------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $225,246,873)(b)                                 $225,246,873
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

                       NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

        (a) Securities are valued in accordance with procedures
            described in note 2 to the financial statements.
        (b) Also represents cost for federal income tax purposes.
        (c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
        (d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 2003.
        (e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2003. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
        (f) Portfolio abbreviations:

                AMBAC  -   American Municipal Bond Association Corporation
                 FGIC  -   Financial Guaranty Insurance Corporation
                FHLMC  -   Federal Home Loan Mortgage Corporation
                 FNMA  -   Federal National Mortgage Association
                  FSA  -   Financial Security Assurance Corporation
                   GO  -   General Obligation
                  IDA  -   Industrial Development Authority
                  IDR  -   Industrial Development Revenue
                  ISD  -   Independent School District
                  LOC  -   Letter of Credit
                 MBIA  -   Municipal Bond Insurance Association
                 MFHR  -   Multi-Family Housing Revenue
                  PCR  -   Pollution Control Revenue
                  PSF  -   Permanent School Fund

              See accompanying notes to investments in securities.

The Great Hall Family of funds is managed to provide competitive returns at minimal risk to the investor. With five money market funds available for both institutional and individual investors, the Funds offer a diversity of options for today's informed investor.

Managed by Voyageur Asset Management Inc., the Great Hall Investment Funds follow a rigorous research process. This process involves proprietary analysis, diligent trade execution, and an attention to detail that is critical to the success of your investment. With any of our five funds, the Great Hall management team is looking out for your future.

Enhancing returns. Protecting your money. That's the philosophy of the Great Hall family of funds. That's the philosophy that works for you.

                                                                 PRSRT STD
Great Hall Investment Funds, Inc.                                US POSTAGE
60 South Sixth Street                                               PAID
Minneapolis, MN 55402                                            PERMIT 100
(800) 934-6674                                                    MPLS MN

                                              M4110 (3/03)